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                                                                  OMB Number:
                                                                  3235-0570

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                   GREGORY J. LYONS, ASSOCIATE GENERAL COUNSEL
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-787-7354

Date of fiscal year end:      DECEMBER 31

Date of reporting period:     JUNE 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
                                                        RUSSELL INVESTMENT FUNDS

(MOUNTAINS GRAPHIC)

INVESTMENT FUNDS

2003 Semiannual Report

MULTI-STYLE EQUITY FUND
AGGRESSIVE EQUITY FUND
NON-U.S. FUND
CORE BOND FUND
REAL ESTATE SECURITIES FUND

JUNE 30, 2003


                                                                  (RUSSELL LOGO)

Russell Investment Funds

Russell Investment Funds is a "series mutual fund" with five different investment portfolios. These financial statements report on the Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                      (This page intentionally left blank)

                            Russell Investment Funds

                               Semiannual Report

                           June 30, 2003 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         4

Aggressive Equity Fund...............................................        11

Non-U.S. Fund........................................................        22

Core Bond Fund.......................................................        33

Real Estate Securities Fund..........................................        43

Statement of Assets and Liabilities..................................        46

Statement of Operations..............................................        48

Statement of Changes in Net Assets...................................        50

Financial Highlights.................................................        52

Notes to Financial Highlights........................................        54

Notes to Statement of Net Assets.....................................        55

Notes to Financial Statements........................................        56

Disclosure of Information about Fund Directors.......................        64

Manager, Money Managers and Service Providers........................        68

Russell Investment Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further detail. Russell Fund Distributors, Inc., is the distributor of Russell Investment Funds.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.3%
Auto and Transportation - 2.2%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                     1              24
ArvinMeritor, Inc.                                         --               4
Autoliv, Inc.                                               4             119
Burlington Northern Santa Fe Corp.                         25             722
Cooper Tire & Rubber Co.                                    4              67
CSX Corp.                                                   4             123
Dana Corp.                                                 13             153
Delphi Corp.                                               19             163
FedEx Corp.                                                 5             334
Ford Motor Co.                                             20             216
General Motors Corp.                                       10             352
Genuine Parts Co.                                           3              83
Goodyear Tire & Rubber Co. (The)                           15              77
Harley-Davidson, Inc.                                       9             348
JB Hunt Transport Services, Inc. (AE)                       2              57
JetBlue Airways Corp. (AE)                                  2              85
Knight Transportation, Inc. (AE)                            4              87
Norfolk Southern Corp.                                     12             227
Paccar, Inc.                                                1              74
Skywest, Inc.                                               5              95
Southwest Airlines Co.                                      7             117
Swift Transportation Co., Inc. (AE)                        --               7
Tidewater, Inc.                                            10             295
Union Pacific Corp.                                         3             152
United Parcel Service, Inc. Class B                        21           1,331
                                                                 ------------
                                                                        5,312
                                                                 ------------

Consumer Discretionary - 15.0%
Abercrombie & Fitch Co. Class A (AE)                       --               3
Advo, Inc. (AE)                                             1              31
Allied Waste Industries, Inc. (AE)                          2              23
Amazon.Com, Inc. (AE)                                       3             109
AOL Time Warner, Inc. (AE)                                 99           1,593
Apollo Group, Inc. Class A (AE)                             8             494
Applebees International, Inc.                               2              55
Avon Products, Inc.                                         3             187
Banta Corp.                                                --               4
Barnes & Noble, Inc. (AE)                                   1              26
BearingPoint, Inc. (AE)                                    15             147
Bed Bath & Beyond, Inc. (AE)                                8             291
Belo Corp. Class A                                          1              29
Best Buy Co., Inc. (AE)                                    12             531
Big Lots, Inc. (AE)                                         1              12
Black & Decker Corp.                                       --              10
Blyth, Inc.                                                 1              30
Brinker International, Inc. (AE)                            4             126
Brink's Co. (The)                                          --               6
Callaway Golf Co.                                           4              53

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Career Education Corp. (AE)                                 3             198
Carnival Corp.                                             20             638
CBRL Group, Inc.                                            2              66
Cendant Corp. (AE)                                         37             672
Chico's FAS, Inc. (AE)                                     13             274
Claire's Stores, Inc.                                       3              68
Clear Channel Communications, Inc. (AE)                    28           1,193
Coach, Inc. (AE)                                           13             647
Columbia Sportswear Co. (AE)                               --              14
Convergys Corp. (AE)                                        3              45
Costco Wholesale Corp. (AE)                                 8             285
Darden Restaurants, Inc.                                    1              23
DeVry, Inc. (AE)                                           --               3
Dollar General Corp.                                       15             268
DoubleClick, Inc. (AE)                                      1              13
Eastman Kodak Co.                                           4             105
eBay, Inc. (AE)                                            10           1,011
EchoStar Communications Corp. (AE)                          4             121
Electronic Arts, Inc. (AE)                                 15           1,131
Family Dollar Stores                                        2              80
Federated Department Stores                                 5             169
Foot Locker, Inc. (AE)                                      2              32
Fox Entertainment Group, Inc. Class A (AE)                  3              87
Gannett Co., Inc.                                          18           1,360
Gemstar-TV Guide International, Inc. (AE)                  10              50
Gillette Co. (The)                                         46           1,455
Harman International Industries, Inc.                       4             317
Harrah's Entertainment, Inc. (AE)                           3             104
Harte-Hanks, Inc.                                           1              23
Hearst-Argyle Television, Inc. (AE)                         1              37
Hilton Hotels Corp.                                         2              19
Home Depot, Inc.                                           70           2,314
Hughes Electronics Corp. Class H (AE)                      13             168
InterActiveCorp                                            43           1,711
International Game Technology (AE)                          2             205
Interpublic Group Cos., Inc.                               10             136
ITT Educational Services, Inc. (AE)                         2              53
JC Penney Co., Inc. Holding Co.                             6              96
Jones Apparel Group, Inc. (AE)                              2              52
Kimberly-Clark Corp.                                        4             219
Knight-Ridder, Inc.                                         1              47
Kohl's Corp. (AE)                                          17             884
Leggett & Platt, Inc.                                       2              35
Liberty Media Corp. Class A (AE)                           56             648
Liz Claiborne, Inc.                                         1              32
Lowe's Cos., Inc.                                          12             533
Manpower, Inc.                                              4             152
Marriott International, Inc. Class A                       28           1,080

 4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marvel Enterprises, Inc.                                    3              50
Mattel, Inc.                                                6             109
May Department Stores Co. (The)                            10             216
McDonald's Corp.                                           45             990
McGraw-Hill Cos., Inc. (The)                                3             193
Media General, Inc. Class A                                 1              61
Meredith Corp.                                              1              30
Metro-Goldwyn-Mayer, Inc. (AE)                              1              19
MGM Mirage (AE)                                             2              79
Mohawk Industries, Inc. (AE)                               --              23
MPS Group, Inc. (AE)                                       --               3
New York Times Co. Class A                                 --              18
Newell Rubbermaid, Inc.                                    28             784
Office Depot, Inc. (AE)                                     4              65
Omnicom Group                                              16           1,137
Pacific Sunwear Of California (AE)                          4             105
Panera Bread Co. Class A (AE)                               1              20
Park Place Entertainment Corp. (AE)                         5              43
Petsmart, Inc. (AE)                                         7             109
PF Chang's China Bistro, Inc. (AE)                          2             113
Pier 1 Imports, Inc.                                        1              29
Polo Ralph Lauren Corp. (AE)                               --               6
Quiksilver, Inc. (AE)                                       3              53
Reader's Digest Association, Inc. (The) Class A             1               9
Ross Stores, Inc.                                           1              60
RR Donnelley & Sons Co.                                     7             191
Sears Roebuck and Co.                                       6             195
Service Corp. International (AE)                           31             120
ServiceMaster Co. (The)                                    12             127
Six Flags, Inc. (AE)                                        1               6
Snap-On, Inc.                                               3              94
Stanley Works (The)                                         3              82
Starwood Hotels & Resorts Worldwide, Inc.                   2              63
Strayer Education, Inc.                                     1              40
Take-Two Interactive Software (AE)                          3              91
Talbots, Inc.                                               1              28
Target Corp.                                                1              45
TJX Cos., Inc.                                             15             275
Toro Co.                                                    1              56
Toys R US, Inc. (AE)                                        2              27
Tribune Co.                                                 5             249
Tupperware Corp.                                           --               6
University of Phoenix Online (AE)                           4             223
Univision Communications, Inc. Class A (AE)                10             304
VeriSign, Inc. (AE)                                        16             214
VF Corp.                                                    6             204
Viacom, Inc. Class B (AE)                                  38           1,644
Viad Corp.                                                 --               3

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                      40           2,136
Walt Disney Co.                                            99           1,959
Washington Post Class B                                    --              44
Waste Connections, Inc. (AE)                                2              63
Waste Management, Inc.                                     13             310
Wendy's International, Inc.                                 1              36
Whirlpool Corp.                                             1              89
Williams-Sonoma, Inc. (AE)                                  1              16
Yahoo, Inc. (AE)                                           16             512
                                                                 ------------
                                                                       36,409
                                                                 ------------

Consumer Staples - 7.1%
Albertson's, Inc.                                          12             232
Altria Group, Inc.                                         51           2,329
Anheuser-Busch Cos., Inc.                                  10             516
Campbell Soup Co.                                           2              44
Clorox Co.                                                 --              17
Coca-Cola Co. (The)                                        51           2,389
Coca-Cola Enterprises, Inc.                                 8             145
Colgate-Palmolive Co.                                      37           2,117
ConAgra Foods, Inc.                                        30             717
Constellation Brands, Inc. Class A (AE)                     1              17
CVS Corp.                                                   4             122
Del Monte Foods Co. (AE)                                   25             221
Dial Corp. (The)                                            5              88
General Mills, Inc.                                         1              62
Hershey Foods Corp.                                         1              35
HJ Heinz Co.                                                7             239
Kroger Co. (AE)                                            10             172
Pepsi Bottling Group, Inc.                                  3              67
PepsiAmericas, Inc.                                         4              46
PepsiCo, Inc.                                              45           2,021
Procter & Gamble Co.                                       43           3,857
RJ Reynolds Tobacco Holdings, Inc.                          8             287
Sara Lee Corp.                                             27             515
Supervalu, Inc.                                            14             295
Systemco Corp.                                              3              99
Tyson Foods, Inc. Class A                                   7              79
Unilever NV Class S                                         2              86
UST, Inc.                                                   6             196
Walgreen Co.                                                6             181
WM Wrigley Jr Co.                                           1              67
                                                                 ------------
                                                                       17,258
                                                                 ------------

Financial Services - 19.8%
ACE, Ltd.                                                   3             116
Affiliated Computer Services, Inc. Class A (AE)             4             174
Aflac, Inc.                                                 5             141
Alliance Capital Management, LP                             9             329
Allstate Corp. (The)                                       27             965

                                                      Multi-Style Equity Fund  5

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                 1              33
American Express Co.                                       28           1,153
American International Group                               58           3,178
AmSouth Bancorp                                            14             314
Annaly Mortgage Management, Inc. (o)                        1              12
AON Corp.                                                   5             109
Apartment Investment & Management Co. Class A
   (o)                                                     --               7
Archstone-Smith Trust (o)                                  11             269
Arden Realty, Inc. (o)                                      2              44
Astoria Financial Corp.                                     5             145
Automatic Data Processing                                   1              17
Bank of America Corp.                                      41           3,250
Bank of New York Co., Inc. (The)                           --               3
Bank One Corp.                                             38           1,404
BB&T Corp.                                                  1              34
Bear Stearns Cos., Inc. (The)                               3             232
Capital One Financial Corp.                                 7             334
CarrAmerica Realty Corp. (o)                                3              92
Charles Schwab Corp. (The)                                 48             484
Charter One Financial, Inc.                                 5             168
Chelsea Property Group, Inc. (o)                            1              44
Chubb Corp.                                                 3             162
Cigna Corp.                                                 7             341
Citigroup, Inc.                                           152           6,503
CNA Financial Corp. (AE)                                    1              17
Comerica, Inc.                                              2             107
Commerce Bancorp, Inc.                                      4             152
Countrywide Financial Corp.                                 3             181
Crescent Real Estate Equities Co. (o)                       2              27
Deluxe Corp.                                                1              49
Developers Diversified Realty Corp. (o)                     1              21
Doral Financial Corp.                                      10             447
Duke Realty Corp. (o)                                       2              68
E*TRADE Group, Inc. (AE)                                   25             209
Endurance Specialty Holdings, Ltd. (AE)                     4             116
Equity Office Properties Trust (o)                         12             337
Equity Residential (o)                                      8             200
Fannie Mae                                                 16           1,092
Federated Investors, Inc. Class B                           5             140
Fidelity National Financial, Inc.                           3              87
First Data Corp.                                           37           1,554
Fiserv, Inc. (AE)                                           1              29
FleetBoston Financial Corp.                                47           1,398
Franklin Resources, Inc.                                    4             152
Freddie Mac                                                10             483
Golden West Financial Corp.                                 1              61
Goldman Sachs Group, Inc.                                  24           2,039
Greater Bay Bancorp                                         1              25
Greenpoint Financial Corp.                                  1              71

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
H&R Block, Inc.                                             2              72
Hartford Financial Services Group, Inc.                     2             101
Health Care REIT, Inc. (o)                                  1              27
Hibernia Corp. Class A                                      4              77
HRPT Properties Trust (o)                                   3              24
Huntington Bancshares, Inc.                                10             203
Independence Community Bank                                --               3
iStar Financial, Inc. (o)                                  --               4
Janus Capital Group, Inc.                                   2              31
Jefferson-Pilot Corp.                                       2              66
John Hancock Financial Services, Inc.                      11             325
JP Morgan Chase & Co.                                      51           1,738
Keycorp                                                    17             430
LaBranche & Co., Inc.                                       2              37
Landamerica Financial Group, Inc.                           1              29
Lehman Brothers Holdings, Inc.                              8             522
Liberty Property Trust (o)                                  1              34
Lincoln National Corp.                                      3             107
Macerich Co. (The) (o)                                      1              39
Marsh & McLennan Cos., Inc.                                17             878
MBIA, Inc.                                                  2              83
MBNA Corp.                                                 19             405
Mellon Financial Corp.                                      3              78
Merrill Lynch & Co., Inc.                                  23           1,086
Metlife, Inc.                                              10             291
Moody's Corp.                                               1              37
Morgan Stanley                                             43           1,859
National City Corp.                                        19             626
New Plan Excel Realty Trust (o)                             2              39
Nuveen Investments, Inc. Class A                            1              19
Old Republic International Corp.                            4             125
Paychex, Inc.                                              21             616
Platinum Underwriters Holdings, Ltd.                       12             315
PMI Group, Inc. (The)                                       2              40
PNC Financial Services Group, Inc.                          7             348
Post Properties, Inc. (o)                                   2              40
Principal Financial Group                                   5             150
Progressive Corp. (The)                                    --              23
Providian Financial Corp. (AE)                              1               9
Prudential Financial, Inc.                                  6             203
Reckson Associates Realty Corp. (o)                         1              14
Regions Financial Corp.                                     7             220
Ryder System, Inc.                                          1              36
Safeco Corp.                                                5             169
Simon Property Group, Inc. (o)                              1              51
SLM Corp.                                                  10             388
SouthTrust Corp.                                            4             107
St. Paul Cos                                                5             168
Sungard Data Systems, Inc. (AE)                             2              46
SunTrust Banks, Inc.                                        1              84
TCF Financial Corp.                                         4             140

 6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Torchmark Corp.                                             2              89
Travelers Property Casualty Corp. Class A                   8             126
Travelers Property Casualty Corp. Class B                  26             407
Trizec Properties, Inc. (o)                                 3              31
Union Planters Corp.                                        2              47
UnionBanCal Corp.                                           3             134
UnumProvident Corp.                                         5              65
US Bancorp                                                 36             894
Vornado Realty Trust (o)                                    2              84
Wachovia Corp.                                             43           1,718
Waddell & Reed Financial, Inc. Class A                      2              54
Washington Mutual, Inc.                                    35           1,426
Wells Fargo & Co.                                          19             937
WR Berkley Corp.                                            2             128
XL Capital, Ltd. Class A                                    1              53
Zions BanCorp.                                             --               6
                                                                 ------------
                                                                       47,880
                                                                 ------------

Health Care - 14.1%
Abbott Laboratories                                         2              92
Aetna, Inc.                                                15             904
Alcon, Inc.                                                 2              91
AmerisourceBergen Corp.                                     5             347
Amgen, Inc. (AE)                                           50           3,303
Anthem, Inc. (AE)                                           4             324
Baxter International, Inc.                                  1              31
Becton Dickinson & Co.                                      2              97
Boston Scientific Corp. (AE)                               28           1,739
Bristol-Myers Squibb Co.                                   22             600
CR Bard, Inc.                                               1              50
CV Therapeutics, Inc. (AE)                                  2              56
Cytyc Corp. (AE)                                            1               5
DaVita, Inc. (AE)                                           1              17
Eli Lilly & Co.                                            18           1,248
Forest Laboratories, Inc. (AE)                             18             966
Genentech, Inc. (AE)                                       17           1,220
Genzyme Corp.-General Division (AE)                        11             460
Gilead Sciences, Inc. (AE)                                 18             982
Guidant Corp.                                               1              49
HCA, Inc.                                                   1              32
Health Management Associates, Inc. Class A                  7             131
Health Net, Inc. (AE)                                      --              14
Humana, Inc. (AE)                                          10             149
ICN Pharmaceuticals, Inc.                                   2              38
IMS Health, Inc.                                            1              14
Johnson & Johnson                                          46           2,352
King Pharmaceuticals, Inc. (AE)                             1              20

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
McKesson Corp.                                              2              64
Medimmune, Inc. (AE)                                       16             598
Medtronic, Inc.                                            47           2,251
Merck & Co., Inc.                                          29           1,737
Mid Atlantic Medical Services (AE)                         --               8
Millipore Corp. (AE)                                        5             222
Mylan Laboratories                                          5             188
Novartis AG - ADR                                           7             283
Odyssey HealthCare, Inc. (AE)                               1              48
Oxford Health Plans (AE)                                    2              64
Perrigo Co.                                                 2              23
Pfizer, Inc.                                              221           7,537
Pharmaceutical Resources, Inc. (AE)                         2              73
Quintiles Transnational Corp. (AE)                         --               4
Schering-Plough Corp.                                      34             636
St. Jude Medical, Inc. (AE)                                21           1,218
Steris Corp. (AE)                                          --               2
Stryker Corp.                                               1              35
Tenet Healthcare Corp. (AE)                                 7              76
Teva Pharmaceutical Industries - ADR                       10             568
UnitedHealth Group, Inc.                                   20             986
Varian Medical Systems, Inc. (AE)                          --              27
Watson Pharmaceuticals, Inc. (AE)                           7             262
WellPoint Health Networks (AE)                              3             270
Wyeth                                                      36           1,643
Zimmer Holdings, Inc. (AE)                                  1              23
                                                                 ------------
                                                                       34,177
                                                                 ------------

Integrated Oils - 3.9%
Amerada Hess Corp.                                          3             151
BP PLC - ADR                                               13             542
ChevronTexaco Corp.                                        22           1,615
ConocoPhillips                                             24           1,329
Exxon Mobil Corp.                                         132           4,730
Marathon Oil Corp.                                         11             294
Occidental Petroleum Corp.                                 18             618
Unocal Corp.                                                2              56
                                                                 ------------
                                                                        9,335
                                                                 ------------

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.                              4             162
Albany International Corp. Class A                          1              25
Alcoa, Inc.                                                13             340
Allegheny Technologies, Inc.                                4              29
American Standard Cos., Inc. (AE)                           2             126
Archer-Daniels-Midland Co.                                 27             346
Ashland, Inc.                                               6             190
Avery Dennison Corp.                                       --              12
Ball Corp.                                                  1              46
Bemis Co.                                                   3             130
Boise Cascade Corp.                                         1              29

                                                      Multi-Style Equity Fund  7

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carpenter Technology                                        1              11
Crompton Corp.                                              1               7
Dow Chemical Co. (The)                                     30             920
Du Pont EI de Nemours & Co.                                10             436
Eastman Chemical Co.                                        3              95
Ecolab, Inc.                                                7             189
Engelhard Corp.                                            --               8
Forest City Enterprises, Inc. Class A                       1              23
Georgia-Pacific Corp.                                       3              59
Glatfelter                                                  1              15
Granite Construction, Inc.                                  1              13
Harsco Corp.                                                2              56
International Paper Co.                                     8             300
Lafarge North America, Inc.                                 2              66
Louisiana-Pacific Corp. (AE)                                5              55
Lyondell Chemical Co.                                      16             214
Masco Corp.                                                60           1,431
MeadWestvaco Corp.                                          9             220
Monsanto Co.                                               22             467
Newmont Mining Corp.                                        6             189
Nucor Corp.                                                 7             318
Owens-Illinois, Inc. (AE)                                   1               9
Pactiv Corp. (AE)                                           4              88
PPG Industries, Inc.                                        6             327
Praxair, Inc.                                               1              72
Precision Castparts Corp.                                   2              61
Quanta Services, Inc. (AE)                                  1               9
Rayonier, Inc.                                              2              64
Rohm & Haas Co.                                             1              40
RPM International, Inc.                                    13             183
Sherwin-Williams Co. (The)                                  8             219
Sigma-Aldrich Corp.                                         2              92
Smurfit-Stone Container Corp. (AE)                         16             207
Sonoco Products Co.                                         4              87
Temple-Inland, Inc.                                         1              47
Timken Co.                                                  1              15
United States Steel Corp.                                   2              26
Vulcan Materials Co.                                        1              33
Worthington Industries                                      6              74
York International Corp.                                    2              43
                                                                 ------------
                                                                        8,223
                                                                 ------------

Miscellaneous - 3.2%
3M Co.                                                     14           1,802
Berkshire Hathaway, Inc. Class B (AE)                      --             583
Brunswick Corp.                                             3              85
Carlisle Cos., Inc.                                         1              24
Eaton Corp.                                                 4             324
FMC Corp. (AE)                                              3              68
Fortune Brands, Inc.                                        7             379
General Electric Co.                                      114           3,274

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honeywell International, Inc.                              17             453
ITT Industries, Inc.                                        2             137
Johnson Controls, Inc.                                      1             120
Textron, Inc.                                               2              90
Tyco International, Ltd.                                   16             308
                                                                 ------------
                                                                        7,647
                                                                 ------------

Other Energy - 2.8%
Anadarko Petroleum Corp.                                   10             467
Apache Corp.                                                4             290
Baker Hughes, Inc.                                         31           1,054
BJ Services Co. (AE)                                        9             336
Burlington Resources, Inc.                                  5             243
Calpine Corp. (AE)                                         24             156
Cooper Cameron Corp. (AE)                                   1              25
Devon Energy Corp.                                          1              43
Dynegy, Inc. Class A                                       10              42
EL Paso Corp.                                              20             158
ENSCO International, Inc.                                  10             269
Forest Oil Corp. (AE)                                      --               5
Halliburton Co.                                            17             401
Kerr-McGee Corp.                                            2              99
Nabors Industries, Ltd. (AE)                                3             119
National-Oilwell, Inc. (AE)                                 1              14
Noble Corp. (AE)                                           --               9
Patina Oil & Gas Corp.                                      1              40
Pioneer Natural Resources Co. (AE)                          1              13
Pogo Producing Co.                                         --               3
Pride International, Inc. (AE)                              6             120
Reliant Resources, Inc. (AE)                               23             140
Schlumberger, Ltd.                                         28           1,310
Smith International, Inc. (AE)                              8             294
Transocean, Inc.                                           14             318
Williams Cos., Inc.                                        52             408
XTO Energy, Inc.                                           15             308
                                                                 ------------
                                                                        6,684
                                                                 ------------

Producer Durables - 3.4%
AGCO Corp. (AE)                                             1              15
Agilent Technologies, Inc. (AE)                             9             182
Applied Materials, Inc. (AE)                               41             655
Boeing Co. (The)                                           12             426
Caterpillar, Inc.                                           9             526
Centex Corp.                                                4             316
Clayton Homes, Inc.                                        23             287
Cooper Industries, Ltd. Class A                             2              87
Crane Co.                                                   4              81
Cummins, Inc.                                               4             151
Danaher Corp.                                               3             197
Deere & Co.                                                 2              93
Diebold, Inc.                                               1              26

 8  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DR Horton, Inc.                                             5             152
Emerson Electric Co.                                        2             112
Engineered Support Systems, Inc.                            1              29
Flowserve Corp. (AE)                                        2              31
Goodrich Corp.                                              8             174
Hovnanian Enterprises, Inc. Class A (AE)                    3             177
Hubbell, Inc. Class B                                       1              43
Ingersoll-Rand Co. Class A                                  1              43
Kennametal, Inc.                                           --               3
Kla-Tencor Corp. (AE)                                       9             408
Lennar Corp. Class A                                        5             322
Lexmark International, Inc. (AE)                            1              55
Lockheed Martin Corp.                                       5             257
Molex, Inc. Class A                                        --               9
Nokia OYJ - ADR                                            81           1,332
Northrop Grumman Corp.                                      3             264
Novellus Systems, Inc. (AE)                                 3             110
NVR, Inc. (AE)                                             --              37
Pall Corp.                                                  6             135
Parker Hannifin Corp.                                       2              88
Pentair, Inc.                                               2              59
Pitney Bowes, Inc.                                          2              62
Power-One, Inc. (AE)                                        1               4
Rockwell Collins, Inc.                                      4              89
Steelcase, Inc. Class A                                     1               9
Tektronix, Inc. (AE)                                        4              76
Telefonaktiebolaget LM Ericsson - ADR (AE)                 14             153
Toll Brothers, Inc. (AE)                                    3              85
United Technologies Corp.                                  11             798
Xerox Corp. (AE)                                           15             159
                                                                 ------------
                                                                        8,317
                                                                 ------------

Technology - 11.4%
3Com Corp. (AE)                                            20              94
ADC Telecommunications, Inc. (AE)                          15              36
Advanced Micro Devices, Inc. (AE)                          26             167
Agere Systems, Inc. Class A (AE)                           95             221
Altera Corp. (AE)                                          14             224
Amdocs, Ltd. (AE)                                          27             648
Amkor Technology, Inc. (AE)                                 8             100
Analog Devices, Inc. (AE)                                  27             942
Apple Computer, Inc. (AE)                                   1              13
Avaya, Inc. (AE)                                            3              17
BMC Software, Inc. (AE)                                     1              11
Broadcom Corp. Class A (AE)                                22             536
Cisco Systems, Inc. (AE)                                  127           2,111
Cognizant Technology Solutions Corp. (AE)                   2              37
Computer Associates International, Inc.                    19             426

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Computer Sciences Corp. (AE)                                1              53
Compuware Corp. (AE)                                        6              34
Comverse Technology, Inc. (AE)                             11             166
Corning, Inc. (AE)                                        129             955
Dell Computer Corp. (AE)                                   53           1,679
Electronic Data Systems Corp.                               2              42
EMC Corp. (AE)                                             89             928
Fairchild Semiconductor International, Inc.
   Class A (AE)                                             1               9
General Dynamics Corp.                                      2             166
Harris Corp.                                                2              60
Hewlett-Packard Co.                                        96           2,042
Ingram Micro, Inc. Class A (AE)                            11             116
Intel Corp.                                               158           3,274
International Business Machines Corp.                      23           1,906
Intuit, Inc. (AE)                                           1              32
JDS Uniphase Corp. (AE)                                    77             270
Juniper Networks, Inc. (AE)                                26             315
Linear Technology Corp.                                     7             225
LSI Logic Corp. (AE)                                        1               7
Lucent Technologies, Inc. (AE)                             98             199
Maxim Integrated Products                                   2              66
Mercury Interactive Corp. (AE)                              8             309
Micron Technology, Inc. (AE)                               41             478
Microsoft Corp.                                            97           2,482
Motorola, Inc.                                              6              53
Network Appliance, Inc. (AE)                               10             160
Nortel Networks Corp. (AE)                                 13              35
Oracle Corp. (AE)                                          63             757
PanAmSat Corp. (AE)                                         1              25
PerkinElmer, Inc.                                          21             295
QLogic Corp. (AE)                                           5             217
Qualcomm, Inc.                                             35           1,266
Quantum Corp. (AE)                                         15              59
Raytheon Co.                                                7             235
Retek, Inc. (AE)                                            2              11
Reynolds & Reynolds Co. (The) Class A                       1              37
Rockwell Automation, Inc.                                   6             146
RSA Security, Inc. (AE)                                     1               7
Sanmina-SCI Corp. (AE)                                      9              57
SAP AG - ADR                                               12             345
Scientific-Atlanta, Inc.                                    1              27
Solectron Corp. (AE)                                        2               9
Storage Technology Corp. (AE)                               1              36
Sun MicroSystems, Inc. (AE)                                 8              35
Symantec Corp. (AE)                                         3             110
SynopSystem, Inc. (AE)                                      2             124
Tellabs, Inc. (AE)                                         --               2
Texas Instruments, Inc.                                    27             469
UniSystem Corp. (AE)                                        3              38

                                                      Multi-Style Equity Fund  9

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utstarcom, Inc. (AE)                                        8             270
Varian, Inc. (AE)                                           1              23
Veritas Software Corp. (AE)                                21             602
Xilinx, Inc. (AE)                                          29             728
                                                                 ------------
                                                                       27,574
                                                                 ------------

Utilities - 6.0%
Allegheny Energy, Inc.                                     21             179
Alliant Energy Corp.                                        7             133
Alltel Corp.                                                2              85
Ameren Corp.                                                4             154
American Electric Power Co., Inc.                          15             448
Aquila, Inc.                                                1               3
AT&T Corp.                                                 34             649
AT&T Wireless Services, Inc. (AE)                          31             256
Avista Corp.                                                1              18
BellSouth Corp.                                            33             890
Centerpoint Energy, Inc.                                   16             128
Cinergy Corp.                                               1              42
CMS Energy Corp.                                            2              18
Comcast Corp. Class A (AE)                                 32             951
Comcast Corp. Class A (AE)                                 11             329
Consolidated Edison, Inc.                                   5             229
Constellation Energy Group, Inc.                            5             171
COX Communications, Inc. Class A (AE)                       7             216
Dominion Resources, Inc.                                    1              48
DTE Energy Co.                                              5             199
Duke Energy Corp.                                           2              40
Edison International (AE)                                  32             533
Entergy Corp.                                               8             440
Exelon Corp.                                                8             476
FirstEnergy Corp.                                          --              10
FPL Group, Inc.                                             4             241
KeySpan Corp.                                               2              78
Nextel Communications, Inc. Class A (AE)                   19             334
Nicor, Inc.                                                --              10
NiSource, Inc.                                              4              67
Northeast Utilities                                         5              84
Pepco Holdings, Inc.                                        5              96
PG&E Corp. (AE)                                            28             598
Pinnacle West Capital Corp.                                 4             167
PNM Resources, Inc.                                         1              26
PPL Corp.                                                   1              47
Progress Energy, Inc. - CVO (AE) (ffl)                      1              --
Public Service Enterprise Group, Inc.                       2              84
Puget Energy, Inc.                                          5             112

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Questar Corp.                                              --              10
Qwest Communications International                         20              97
SBC Communications, Inc.                                   84           2,140
Sempra Energy                                               8             228
Southern Co. (The)                                          7             233
Sprint Corp.-FON Group                                     35             497
TXU Corp.                                                   2              52
Verizon Communications, Inc.                               60           2,384
Vodafone Group PLC - ADR                                    8             157
Wisconsin Energy Corp.                                      5             155
                                                                 ------------
                                                                       14,542
                                                                 ------------

TOTAL COMMON STOCKS
(cost $205,275)                                                       223,358
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.5%
Frank Russell Investment Company
   Money Market Fund                                   16,955          16,955
United States Treasury Bill (y)(s)
   0.853% due 09/11/03                                  1,100           1,098
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,053)                                                         18,053
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $223,328)                                            241,411

OTHER ASSETS AND LIABILITIES
NET - 0.2%                                                                582
                                                                 ------------

NET ASSETS - 100.0%                                                   241,993
                                                                 ============

                                                                  UNREALIZED
                                                   NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------

Long Positions
S&P Midcap 400 Index
   expiration date 09/03 (19)                           4,562             (84)
S&P 500 Index
   expiration date 09/03 (42)                          10,220            (297)
S&P 500 E-Mini Index
   expiration date 09/03 (64)                           3,115             (63)
                                                                 ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                (444)
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 10  Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.4%
Auto and Transportation - 2.7%
AAR Corp.                                                   2              14
Airtran Holdings, Inc. (AE)                                14             144
Alaska Air Group, Inc. (AE)                                 8             174
America West Holding Corp. Class B (AE)                     5              35
AMR Corp. (AE)                                             10             110
Arctic Cat, Inc.                                            1              25
ArvinMeritor, Inc.                                          2              45
Autoliv, Inc.                                               5             130
Aviall, Inc. (AE)                                          12             131
CH Robinson Worldwide, Inc.                                 2              68
Continental Airlines, Inc. Class B (AE)                    12             177
EGL, Inc. (AE)                                              5              74
Expeditors International Washington, Inc.                   2              83
ExpressJet Holdings, Inc. (AE)                              1              16
Florida East Coast Industries Class A                       2              52
Frontier Airlines, Inc. (AE)                                7              63
Gentex Corp. (AE)                                           5             156
Heartland Express, Inc. (AE)                               --              10
JB Hunt Transport Services, Inc. (AE)                       7             263
Kansas City Southern (AE)                                   2              29
Lear Corp. (AE)                                             7             308
Navistar International Corp. (AE)                           4             134
Northwest Airlines Corp. (AE)                               8              85
Roadway Corp.                                               1              23
SCS Transportation, Inc. (AE)                               2              19
Skywest, Inc.                                               6             122
Swift Transportation Co., Inc. (AE)                         4              67
TBC Corp. (AE)                                              2              29
Tenneco Automotive, Inc. (AE)                               4              15
Tidewater, Inc.                                             2              56
USF Corp.                                                   3              78
Visteon Corp.                                              36             249
Wabtec Corp.                                               12             161
Werner Enterprises, Inc.                                    5             112
                                                                 ------------
                                                                        3,257
                                                                 ------------

Consumer Discretionary - 18.9%
Abercrombie & Fitch Co. Class A (AE)                        9             246
Activision, Inc. (AE)                                       3              43
Administaff, Inc. (AE)                                     10             106
Advance Auto Parts (AE)                                     5             317
Advisory Board Co. (The) (AE)                               1              50
Advo, Inc. (AE)                                             6             284
Aeropostale, Inc. (AE)                                      6             120
Alberto-Culver Co. Class B                                  4             189
Alliance Gaming Corp. (AE)                                  9             162
American Eagle Outfitters (AE)                              3              54

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ameristar Casinos, Inc. (AE)                                6             132
AnnTaylor Stores Corp. (AE)                                14             410
Applebees International, Inc.                               2              72
Arbitron, Inc. (AE)                                        10             364
Asbury Automotive Group, Inc. (AE)                          6              74
BearingPoint, Inc. (AE)                                    25             239
Belo Corp. Class A                                          2              44
Big 5 Sporting Goods Corp. (AE)                             2              26
Big Lots, Inc. (AE)                                         9             134
BJ's Wholesale Club, Inc. (AE)                             17             253
Blockbuster, Inc. Class A                                   4              66
Bob Evans Farms                                             3              86
Bombay Co., Inc. (The) (AE)                                10             102
Boyd Gaming Corp. (AE)                                      1              17
Brinker International, Inc. (AE)                            5             187
Brink's Co. (The)                                           7             106
Brown Shoe Co., Inc.                                        5             140
Callaway Golf Co.                                          17             219
Career Education Corp. (AE)                                 1              62
Catalina Marketing Corp. (AE)                               4              72
CBRL Group, Inc.                                           --              12
CDI Corp. (AE)                                              4              92
Central European Distribution Corp. (AE)                    1              27
Central Garden and Pet Co. (AE)                            12             290
Charming Shoppes (AE)                                       5              22
Chico's FAS, Inc. (AE)                                      5              97
Childrens Place (AE)                                        6             120
Choice Hotels International, Inc. (AE)                      3              84
ChoicePoint, Inc. (AE)                                      4             139
Christopher & Banks Corp. (AE)                              3             104
Circuit City Stores, Inc.                                   4              34
Claire's Stores, Inc.                                      12             314
Clark, Inc.                                                 1              14
CNET Networks, Inc. (AE)                                   16             100
Coach, Inc. (AE)                                            2              83
Columbia Sportswear Co. (AE)                               --              21
Consolidated Graphics, Inc. (AE)                            4              80
Convergys Corp. (AE)                                        3              44
Corporate Executive Board Co. (AE)                         10             420
Courier Corp.                                               1              31
COX Radio, Inc. Class A (AE)                                6             141
Cumulus Media, Inc. Class A (AE)                            5              97
Dave & Buster's, Inc. (AE)                                  1              11
Dick's Sporting Goods, Inc. (AE)                            3             109
Dillard's, Inc. Class A                                    11             152
DoubleClick, Inc. (AE)                                     11             105
Earthlink, Inc. (AE)                                       19             152
Education Management Corp. (AE)                             8             431
Emerson Radio (AE)                                          7              45
Entercom Communications Corp. (AE)                          5             260

                                                      Aggressive Equity Fund  11

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fisher Scientific International (AE)                        4             138
Footstar, Inc. (AE)                                         7              94
FTI Consulting, Inc. (AE)                                   4              91
GameStop Corp. (AE)                                         5              59
Getty Images, Inc. (AE)                                    15             608
Group 1 Automotive, Inc. (AE)                               3              86
GTECH Holdings Corp. (AE)                                   7             271
Guitar Center, Inc. (AE)                                    1              32
Handleman Co. (AE)                                         12             198
Harman International Industries, Inc.                       2             142
Harris Interactive, Inc.                                   12              81
Harte-Hanks, Inc. Class C                                   5              97
Hearst-Argyle Television, Inc. (AE)                        25             641
Hibbett Sporting Goods, Inc. (AE)                          --              10
Hollinger International, Inc.                               6              60
IKON Office Solutions, Inc.                                27             238
International Flavors & Fragrances, Inc.                    1              32
Isle of Capri Casinos, Inc. (AE)                            1              21
ITT Educational Services, Inc. (AE)                         1              41
J Jill Group, Inc. (The) (AE)                               7             114
Jakks Pacific, Inc. (AE)                                    3              41
Jarden Corp. (AE)                                           2              50
K2, Inc. (AE)                                               3              37
Kellwood Co.                                                6             192
Kelly Services, Inc. Class A                                1              21
Kroll, Inc. (AE)                                            5             130
K-Swiss, Inc. Class A                                       2              83
Lamar Advertising Co. (AE)                                  5             169
Landry's Restaurants, Inc.                                  7             153
La-Z-Boy, Inc.                                              4              94
Leapfrog Enterprises, Inc. (AE)                             7             232
Lin TV Corp. Class A (AE)                                   5             126
Lithia Motors, Inc. Class A (AE)                            2              26
Liz Claiborne, Inc.                                         7             250
Mandalay Resort Group (AE)                                  6             194
Manpower, Inc.                                              1              30
Marvel Enterprises, Inc.                                    5              90
Matthews International Corp. Class A                        1              25
McClatchy Co. Class A                                       1              29
Media General, Inc. Class A                                 3             160
Memberworks, Inc. (AE)                                      1              26
Meredith Corp.                                             --               9
Metro One Telecommunications (AE)                           3              15
Movado Group, Inc.                                          5             113
Movie Gallery, Inc. (AE)                                    1              20
MPS Group, Inc. (AE)                                       14              94
Nautilus Group, Inc. (AE)                                   3              32
Navigant Consulting, Inc. (AE)                              1              14
Navigant International, Inc. (AE)                           2              19

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Neiman-Marcus Group, Inc. Class A (AE)                      5             176
NetFlix, Inc. (AE)                                          1              13
Nordstrom, Inc.                                             8             164
Nu Skin Enterprises, Inc.                                   9              90
OfficeMax, Inc. (AE)                                       19             127
On Assignment, Inc. (AE)                                   11              42
Pacific Sunwear of California (AE)                          2              39
Papa John's International, Inc. (AE)                        2              42
Park Place Entertainment Corp. (AE)                        31             277
Paxson Communications Corp. (AE)                            5              28
PDI, Inc. (AE)                                              3              28
Penn National Gaming, Inc. (AE)                            13             275
Petsmart, Inc. (AE)                                         4              62
Pier 1 Imports, Inc.                                       11             216
Pinnacle Entertainment, Inc. (AE)                           3              20
Playtex Products, Inc. (AE)                                16             103
Polo Ralph Lauren Corp. (AE)                                1              26
Pre-Paid Legal Services, Inc. (AE)                          6             159
ProQuest Co. (AE)                                           6             155
Pulitzer, Inc.                                              6             320
Quiksilver, Inc. (AE)                                      10             165
Radio One, Inc. Class D (AE)                               28             493
Rare Hospitality International, Inc. (AE)                   2              62
Reebok International, Ltd. (AE)                             7             242
Regal Entertainment Group Class A                          11             264
Regis Corp.                                                 7             190
Rent-A-Center, Inc. (AE)                                    8             583
Republic Services, Inc. (AE)                                2              37
Ross Stores, Inc.                                          --              21
Royal Caribbean Cruises, Ltd.                               8             180
Saks, Inc. (AE)                                            26             247
Scholastic Corp. (AE)                                       2              60
Scientific Games Corp. Class A (AE)                        39             365
SCP Pool Corp. (AE)                                        10             341
Service Corp. International (AE)                           22              85
Sharper Image Corp. (AE)                                    1              38
Shoe Carnival, Inc. (AE)                                   --               6
ShopKo Stores, Inc. (AE)                                   31             406
Shuffle Master, Inc. (AE)                                   1              33
Sinclair Broadcast Group, Inc. Class A (AE)                 6              70
Skechers U.S.A., Inc. Class A (AE)                          3              21
Sohu.com, Inc.                                              1              34
Sonic Corp. (AE)                                            1              34
Spherion Corp. (AE)                                        24             164
Stage Stores, Inc. (AE)                                     1              27
Station Casinos, Inc. (AE)                                  7             184
Steak N Shake Co. (The) (AE)                                2              34
Stewart Enterprises, Inc. Class A (AE)                      2               9
Stride Rite Corp.                                           2              22

 12  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sylvan Learning Systems, Inc. (AE)                          7             164
Take-Two Interactive Software (AE)                          4             126
Tech Data Corp. (AE)                                       --               7
Tele2 AB Class A - ADR (AE)                                 2              84
TeleTech Holdings, Inc. (AE)                                1               6
Tetra Tech, Inc. (AE)                                       5              82
Tiffany & Co.                                               3             101
Timberland Co. Class A (AE)                                 1              32
Tivo, Inc. (AE)                                             1              13
Toro Co.                                                    7             270
Tractor Supply Co. (AE)                                    --              19
United Auto Group, Inc. (AE)                                3              74
United Online, Inc. (AE)                                    7             182
United Stationers, Inc. (AE)                                4             141
Vail Resorts, Inc. (AE)                                     3              37
Valassis Communications, Inc. (AE)                          3              87
VeriSign, Inc. (AE)                                         7              93
Weight Watchers International, Inc. (AE)                    2              91
West Corp. (AE)                                             9             235
Wireless Facilities, Inc. (AE)                              9             107
WMS Industries, Inc. (AE)                                   5              78
Wolverine World Wide, Inc.                                  1              12
World Fuel Services Corp.                                  --               8
Yankee Candle Co., Inc. (AE)                                5             123
Zale Corp. (AE)                                             2              80
                                                                 ------------
                                                                       22,566
                                                                 ------------

Consumer Staples - 3.0%
7-Eleven, Inc. (AE)                                         3              30
American Italian Pasta Co. Class A (AE)                     4             167
Boston Beer Co., Inc. Class A (AE)                         --               7
Chiquita Brands International, Inc. (AE)                   18             260
Church & Dwight, Inc.                                       5             177
Constellation Brands, Inc. Class A (AE)                    16             497
Coors (Adolph) Class B                                      5             245
Del Monte Foods Co. (AE)                                    5              42
Dial Corp. (The)                                           24             459
DIMON, Inc.                                                 6              40
Dreyer's Grand Ice Cream Holdings, Inc.                     1              48
Duane Reade, Inc. (AE)                                      5              69
Flowers Foods, Inc.                                         4              74
Interstate Bakeries                                         7              91
J&J Snack Foods Corp. (AE)                                 --               9
JM Smucker Co. (The)                                        1              30
Loews Corp. -Carolina Group                                 7             184
Nash Finch Co.                                              3              42
Pathmark Stores, Inc. (AE)                                 25             192
PepsiAmericas, Inc.                                        15             192
RJ Reynolds Tobacco Holdings, Inc.                          3             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Robert Mondavi Corp. Class A (AE)                           2              46
Schweitzer-Mauduit International, Inc.                     --               6
Sensient Technologies Corp.                                 5             115
Smithfield Foods, Inc. (AE)                                 3              66
Standard Commercial Corp.                                   1              20
Tootsie Roll Industries, Inc.                               2              67
Tyson Foods, Inc. Class A                                  12             123
Universal Corp.-Va                                          4             169
                                                                 ------------
                                                                        3,592
                                                                 ------------

Financial Services - 19.6%
Affiliated Computer Services, Inc. Class A (AE)             4             187
AG Edwards, Inc.                                            2              75
Alliance Data Systems Corp. (AE)                           18             414
AMB Property Corp. (o)                                      1              20
American Financial Group, Inc.                              4             100
American Home Mortgage Holdings, Inc.                       2              43
American Physicians Capital, Inc. (AE)                      1              24
AmeriCredit Corp. (AE)                                     18             155
AMLI Residential Properties (o)                             2              38
Annaly Mortgage Management, Inc. (o)                       12             236
Anthracite Capital, Inc. (o)                                8             100
Associated Banc-Corp                                        5             200
Astoria Financial Corp.                                    16             444
Bancorpsouth, Inc.                                          5              98
Bank of Hawaii Corp.                                       14             478
Bank of the Ozarks, Inc.                                   --              12
BankAtlantic Bancorp, Inc. Class A                          8              92
Banknorth Group, Inc.                                       6             143
Bankunited Financial Corp. Class A (AE)                    10             191
Bear Stearns Cos., Inc. (The)                               3             188
Bedford Property Investors (o)                              3              77
BISystem Group, Inc. (The) (AE)                            12             215
Blackrock, Inc. (AE)                                        3             117
BOK Financial Corp. (AE)                                    1              24
Boykin Lodging Co. (o)                                      2              17
Brandywine Realty Trust (o)                                 1              22
Brookline Bancorp, Inc.                                     1              19
Brown & Brown, Inc.                                         4             133
BSB Bancorp, Inc.                                           1              12
Capital Automotive REIT (o)                                 8             216
Capitol Bancorp, Ltd.                                      --              11
CarrAmerica Realty Corp. (o)                                2              50
Cash America International, Inc.                            5              70
CBL & Associates Properties, Inc. (o)                       7             310
CCC Information Services Group (AE)                         9             131
Central Pacific Financial Corp.                             2              50
Certegy, Inc. (AE)                                          4             108

                                                      Aggressive Equity Fund  13

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Checkfree Corp. (AE)                                        4             116
Chelsea Property Group, Inc. (o)                            1              20
City Holding Co.                                            1              18
City National Corp.                                         3             125
CNA Surety Corp.                                            1               8
Colonial BancGroup, Inc. (The)                             10             135
Columbia Banking Systems, Inc. (AE)                         1              18
Commerce Bancorp, Inc.                                      1              37
Commerce Bancshares, Inc.                                   1              20
Commerce Group, Inc.                                        2              87
Commercial Federal Corp.                                    7             156
Commercial Net Lease Realty (o)                             2              29
Community Bank System, Inc.                                 1              27
Connecticut Bancshares, Inc.                                1              27
Cornerstone Realty, Income Trust, Inc. (o)                  1               5
Correctional Properties Trust (o)                           1              22
Corus Bankshares, Inc.                                      1              24
Crescent Real Estate Equities Co. (o)                       1              13
Cullen/Frost Bankers, Inc.                                  4             141
CVB Financial Corp.                                         1              20
D&B Corp. (AE)                                              1              49
Deluxe Corp.                                                8             354
Dime Community Bancshares                                   6             153
Doral Financial Corp.                                       9             393
Downey Financial Corp.                                      3             103
E*TRADE Group, Inc. (AE)                                   23             194
Entertainment Properties Trust (o)                          2              60
Equity Inns, Inc. (o)                                       5              34
Equity One, Inc. (o)                                        1              15
eSpeed, Inc. Class A (AE)                                   6             121
Factset Research Systems, Inc.                              4             165
Fair Isaac Corp.                                            5             243
Federal Realty Investment Trust (o)                         1              42
Fidelity National Financial, Inc.                           4             133
First American Corp.                                       22             567
First Bancorp Puerto Rico                                   3              76
First Commonwealth Financial Corp.                          2              21
First Community Bancorp                                     1              22
First Community Bancshares, Inc.                           --              11
First Federal Capital Corp.                                --               8
First Industrial Realty Trust, Inc. (o)                     3              79
First Republic Bank (AE)                                    1              32
First Virginia Banks, Inc.                                  3             129
FirstFed Financial Corp. (AE)                               4             127
Flagstar Bancorp, Inc.                                      7             181
Flushing Financial Corp.                                    1              27
Fremont General Corp.                                       7              97
Friedman Billings Ramsey Group, Inc. Class A (o)            1              11
Fulton Financial Corp.                                      3              64

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gabelli Asset Management, Inc. Class A (AE)                 6             223
Gables Residential Trust (o)                                5             151
GATX Corp.                                                  9             150
Glenborough Realty Trust, Inc. (o)                          3              59
Global Payments, Inc.                                       6             209
Great Lakes REIT (o)                                        1              16
Greater Bay Bancorp                                         5             103
Hancock Holding Co.                                         1              66
Harbor Florida Bancshares, Inc.                            --               7
HCC Insurance Holdings, Inc.                               --               9
Health Care REIT, Inc. (o)                                  3              92
Healthcare Realty Trust, Inc. (o)                           2              50
Henry (Jack) & Associates                                   9             153
Hibernia Corp. Class A                                      3              60
Hospitality Properties Trust (o)                            3             100
HRPT Properties Trust (o)                                  42             389
Hudson United Bancorp                                       3             106
IBERIABANK Corp.                                            1              24
Independence Community Bank                                 4              99
Indpendent Bank Corp.                                       1              31
IndyMac Bancorp, Inc.                                      14             348
Innkeepers USA Trust (o)                                   25             169
Interactive Data Corp. (AE)                                 6             103
Investment Technology Group, Inc. (AE)                      6             104
Investors Financial Services Corp.                         10             296
Irwin Financial Corp.                                       3              70
iShares Russell 2000 Growth Index Fund                      3             118
iShares S&P MidCap 400/BARRA Growth Index Fund              1             143
iStar Financial, Inc. (o)                                   1              41
Jefferies Group, Inc.                                       5             249
Kimco Realty Corp. (o)                                      1              34
Knight Trading Group, Inc. (AE)                             4              22
Koger Equity, Inc. (o)                                      3              52
Kronos, Inc. (AE)                                           1              36
La Quinta Corp. (AE)                                        5              21
LaBranche & Co., Inc.                                       7             151
Landamerica Financial Group, Inc.                           9             447
Legg Mason, Inc.                                            4             286
Local Financial Corp. (AE)                                  2              23
Mack-Cali Realty Corp. (o)                                  1              29
MAF Bancorp, Inc.                                          --              15
Maguire Properties, Inc.                                    4              81
Markel Corp. (AE)                                           2             397
Mercantile Bankshares Corp.                                 1              47
Mercury General Corp.                                       2              96
MFA Mortgage Investments, Inc. (o)                         11             112
MGIC Investment Corp.                                       3             149

 14  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. (o)                 1              38
Mony Group, Inc.                                            8             221
Moody's Corp.                                               4             200
Nara Bancorp, Inc.                                          2              30
National Commerce Financial Corp.                          11             240
National Health Investors, Inc. (o)                         3              53
Nationwide Health Properties, Inc. (o)                      2              27
NDCHealth Corp.                                             7             136
New Century Financial Corp.                                 6             277
New York Community Bancorp, Inc.                            2              50
Novastar Financial, Inc. (o)                                5             280
Nuveen Investments, Inc. Class A                            8             207
OceanFirst Financial Corp.                                  4             106
Odyssey Re Holdings Corp.                                  --               8
Old National Bancorp                                        1              23
Pacific Capital Bancorp                                     1              42
Pan Pacific Retail Properties, Inc. (o)                     3              98
PFF Bancorp, Inc.                                           1              31
Phoenix Cos., Inc. (The)                                    9              85
PMA Capital Corp. Class A                                   1               6
Port Financial Corp.                                        1              39
Portfolio Recovery Associates, Inc. (AE)                    2              75
Post Properties, Inc. (o)                                   6             148
PrivateBancorp, Inc.                                       --              11
ProAssurance Corp. (AE)                                     1              30
Protective Life Corp.                                       7             195
Provident Bankshares Corp.                                  2              38
Provident Financial Group, Inc.                             1              21
Providian Financial Corp. (AE)                             47             435
PS Business Parks, Inc. (o)                                 1              35
R&G Financial Corp. Class B                                 7             214
Radian Group, Inc.                                          3             106
Raymond James Financial, Inc.                              10             328
Reckson Associates Realty Corp. (o)                         1              21
Redwood Trust, Inc. (o)                                     5             195
Regency Centers Corp. (o)                                   1              49
RenaissanceRe Holdings, Ltd.                                5             246
Republic Bancorp, Inc.                                     29             392
RLI Corp.                                                   1              39
Roslyn Bancorp, Inc.                                       10             205
Ryder System, Inc.                                         15             384
Sandy Spring Bancorp, Inc.                                  7             224
Seacoast Financial Services Corp.                           2              32
Selective Insurance Group                                   1              15
Senior Housing Properties Trust (o)                         8             106
Silicon Valley Bancshares (AE)                              8             185
Sky Financial Group, Inc.                                   1              24
Sovereign Bancorp, Inc.                                    21             324
Sovran Self Storage, Inc. (o)                               1              35
Stancorp Financial Group, Inc.                              3             146

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sterling Bancorp                                            1              22
Sterling Bancshares, Inc.                                   1              14
Sterling Financial Corp.                                    1              14
Stewart Information Services Corp. (AE)                     8             217
Student Loan Corp. (The)                                   --              13
Susquehanna Bancshares, Inc.                                1              28
T Rowe Price Group, Inc.                                    5             185
TCF Financial Corp.                                         2              80
Texas Regional Bancshares, Inc. Class A                     2              77
Thornburg Mortgage, Inc. (o)                                8             207
TradeStation Group, Inc. (AE)                               5              51
Triad Guaranty, Inc. (AE)                                   5             186
Trustmark Corp.                                             1              18
UMB Financial Corp.                                         1              51
Unitrin, Inc.                                               1              38
Universal Health Realty Income (o)                          1              24
W Holding Co., Inc.                                         4              68
Washington Mutual, Inc. 2005 Warrants (AE)                 39               6
Waypoint Financial Corp.                                    2              41
Webster Financial Corp.                                     3             113
Westamerica BanCorp.                                       --              13
Whitney Holding Corp.                                       6             195
Wilmington Trust Corp.                                     --              13
Wintrust Financial Corp.                                   --              12
WSFS Financial Corp.                                        1              50
                                                                 ------------
                                                                       23,306
                                                                 ------------

Health Care - 12.6%
Advanced Neuromodulation Systems, Inc. (AE)                 2              96
AdvancePCS (AE)                                            12             474
Alaris Medical, Inc. (AE)                                   1              12
Alliance Imaging, Inc.                                      3              12
Alpharma, Inc. Class A                                     14             297
American Pharmaceutical Partners, Inc. (AE)                 3             103
AMERIGROUP Corp. (AE)                                       1              36
Amylin Pharmaceuticals, Inc. (AE)                           5             107
Applera Corp. - Celera Genomics Group Class R
   (AE)                                                    40             413
Barr Laboratories, Inc. (AE)                                2             147
Bausch & Lomb, Inc.                                         3             116
Bio-Rad Laboratories, Inc. Class A (AE)                     2             116
Celgene Corp. (AE)                                          3              82
Cell GeneSystem, Inc. (AE)                                  4              33
Cell Therapeutics, Inc. (AE)                                8              79
Centene Corp. (AE)                                         --              12
Chattem, Inc. (AE)                                          1              24
Cobalt Corp. (AE)                                           4              88

                                                      Aggressive Equity Fund  15

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Columbia Laboratories, Inc. (AE)                            4              47
Connetics Corp. (AE)                                        3              51
Cooper Cos., Inc.                                           3             103
Covance, Inc. (AE)                                          4              76
Coventry Health Care, Inc. (AE)                             5             212
CR Bard, Inc.                                               3             178
Cyberonics (AE)                                             2              37
Cytyc Corp. (AE)                                           14             143
D&K Healthcare Resources, Inc.                              4              58
Dade Behring Holdings, Inc.                                 2              41
DaVita, Inc. (AE)                                          17             465
Digene Corp. (AE)                                           4             109
Edwards Lifesciences Corp. (AE)                             6             199
Endo Pharmaceuticals Holdings, Inc. (AE)                    1              19
Eon Labs, Inc. (AE)                                         2              70
eResearch Technology, Inc. (AE)                             1              18
First Health Group Corp. (AE)                               7             201
Genencor International, Inc. (AE)                           8             124
Gen-Probe, Inc. (AE)                                        3             113
Gentiva Health Services, Inc.                               7              64
Guilford Pharmaceuticals, Inc. (AE)                         6              26
Haemonetics Corp. (AE)                                     --               4
Health Net, Inc. (AE)                                       5             175
Healthsouth Corp. (AE)                                     43              22
Henry Schein, Inc. (AE)                                     2              84
Hologic, Inc. (AE)                                          1               8
Human Genome Sciences, Inc. (AE)                           10             125
Humana, Inc. (AE)                                          31             466
ICN Pharmaceuticals, Inc.                                  13             216
Idec Pharmaceuticals Corp. (AE)                             4             139
Idexx Laboratories, Inc. (AE)                               4             139
IDX Systems Corp. (AE)                                      5              81
Immucor, Inc. (AE)                                         --               7
IMPAC Medical Systems, Inc. (AE)                            1              27
Inamed Corp. (AE)                                           1              32
Integra LifeSciences Holdings Corp. (AE)                    1              18
Inveresk Research Group, Inc. (AE)                          2              29
Invitrogen Corp. (AE)                                      11             423
Kensey Nash Corp. (AE)                                     --               8
KIndustriesred Healthcare, Inc. (AE)                        1              20
King Pharmaceuticals, Inc. (AE)                            11             159
Kos Pharmaceuticals, Inc. (AE)                             13             293
LabOne, Inc. (AE)                                          --               9
Ligand Pharmaceuticals, Inc. Class B (AE)                  16             219
Lincare Holdings, Inc. (AE)                                14             444
Martek Biosciences Corp. (AE)                               4             175
Maxygen (AE)                                                2              16
Medicis Pharmaceutical Class A (AE)                         2             129

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MGI Pharma, Inc. (AE)                                       1              23
Mid Atlantic Medical Services (AE)                          2             126
Millennium Pharmaceuticals, Inc. (AE)                       4              58
Millipore Corp. (AE)                                        6             248
MIM Corp. (AE)                                              2              16
Myriad Genetics, Inc. (AE)                                  7              98
Nabi Biopharmaceuticals (AE)                                1               7
Nektar Therapeutics (AE)                                    5              45
Neurocrine Biosciences, Inc. (AE)                           4             187
Ocular Sciences, Inc. (AE)                                  2              42
Odyssey HealthCare, Inc. (AE)                               5             167
Omnicare, Inc.                                             19             645
Omnicell, Inc. (AE)                                         2              24
Orthodontic Centers Of America (AE)                        12              92
Owens & Minor, Inc.                                         4              80
Oxford Health Plans (AE)                                    2              84
Pacificare Health Systems (AE)                              5             271
Parexel International Corp. (AE)                            7             100
Patterson Dental Co. (AE)                                   4             186
Perrigo Co.                                                 6              88
Pharmaceutical Product Development, Inc. (AE)               2              63
Pharmaceutical Resources, Inc. (AE)                         6             302
Pharmacopeia, Inc. (AE)                                    17             144
Priority Healthcare Corp. Class B (AE)                      8             148
Protein Design Labs, Inc. (AE)                              5              73
Province Healthcare Co. (AE)                                8              85
PSS World Medical, Inc. (AE)                                3              16
Quality Systems, Inc. (AE)                                  1              27
Quintiles Transnational Corp. (AE)                          3              49
Renal Care Group, Inc. (AE)                                 2              67
Resmed, Inc. (AE)                                           4             165
Respironics, Inc. (AE)                                      6             210
Ribapharm, Inc. (AE)                                        7              42
Select Medical Corp. (AE)                                   1              17
SICOR, Inc. (AE)                                            8             161
Sierra Health Services (AE)                                 1              18
Sola International, Inc. (AE)                               2              31
SonoSite, Inc. (AE)                                         1              14
Stericycle, Inc. (AE)                                       5             185
Steris Corp. (AE)                                          12             279
Sybron Dental Specialties, Inc. (AE)                        6             150
Taro Pharmaceuticals Industries (AE)                        2             126
Techne Corp. (AE)                                           1              24
Telik, Inc. (AE)                                            3              53
Thoratec Corp. (AE)                                         1              10
Triad Hospitals, Inc. (AE)                                  6             144
United Surgical Partners International, Inc.
   (AE)                                                     5             103
United Therapeutics Corp. (AE)                             --               9
US Oncology, Inc. (AE)                                     12              92

 16  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Varian Medical Systems, Inc. (AE)                           1              81
VCA Antech, Inc. (AE)                                      18             353
ViaSystem Healthcare, Inc. (AE)                             2              39
Visx, Inc. (AE)                                             6             103
Watson Pharmaceuticals, Inc. (AE)                          16             659
WebMD Corp. (AE)                                           24             255
WellPoint Health Networks (AE)                             --               7
West Pharmaceutical Services, Inc.                         --               5
                                                                 ------------
                                                                       14,964
                                                                 ------------

Materials and Processing - 5.4%
Aceto Corp.                                                 1              25
Acuity Brands, Inc.                                         1              16
Airgas, Inc. (AE)                                           7             112
Albany International Corp. Class A                          2              44
Aptargroup, Inc.                                            5             180
Arch Chemicals, Inc.                                        3              53
Armor Holdings, Inc. (AE)                                   1              13
Ashland, Inc.                                               1              31
Ball Corp.                                                  1              57
Bemis Co.                                                   5             253
Boise Cascade Corp.                                         4             103
Cabot Corp.                                                10             278
Calgon Carbon Corp.                                        26             150
Cambrex Corp.                                               2              53
Centex Construction Products, Inc.                         --               7
Ceradyne, Inc. (AE)                                         3              48
Chesapeake Corp.                                            3              55
Clarcor, Inc.                                               2              58
Cleveland-Cliffs, Inc. (AE)                                 1              14
Commercial Metals Co.                                       2              35
Corn Products International, Inc.                           2              72
Crown Holdings, Inc. (AE)                                  10              73
Cytec Industries, Inc. (AE)                                 6             196
Delta and Pine Land Co.                                     1              15
DHB Industries, Inc. (AE)                                   6              24
ElkCorp                                                     2              41
EMCOR Group, Inc. (AE)                                      3             133
Energizer Holdings, Inc. (AE)                               2              72
Ethyl Corp.                                                 4              39
Fluor Corp.                                                --              13
Freeport-McMoRan Copper & Gold, Inc. Class B                3              65
Georgia Gulf Corp.                                          1              26
Greif, Inc. Class A                                        --               2
HB Fuller Co.                                               2              40
Hughes Supply, Inc.                                         4             142
IMC Global, Inc.                                            5              34
Insignia Financial Group, Inc. (AE)                         6              68
Jones Lang Lasalle, Inc. (AE)                               1              22
Lennox International, Inc.                                  8             102

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LNR Property Corp.                                          6             206
Louisiana-Pacific Corp. (AE)                               11             115
Lubrizol Corp.                                              6             177
Lyondell Chemical Co.                                       2              24
MacDermid, Inc.                                            --              11
Maverick Tube Corp. (AE)                                    4              78
Minerals Technologies, Inc.                                 2             112
Myers Industries, Inc.                                      2              18
New England Business Service, Inc.                         --              12
NN, Inc.                                                    1               9
Octel Corp.                                                --               6
OM Group, Inc.                                              7             106
Pactiv Corp. (AE)                                           6             112
Placer Dome, Inc.                                          12             152
PolyOne Corp.                                               4              18
Potash Corp. of Saskatchewan                                2             115
Potlatch Corp.                                              2              62
Precision Castparts Corp.                                   7             227
Quanta Services, Inc. (AE)                                 26             187
RTI International Metals, Inc. (AE)                         2              26
Ryerson Tull, Inc.                                          2              16
Schnitzer STL Industries, Inc. Class A                      4             186
Schulman (A.), Inc.                                        19             299
Scotts Co. (The) Class A (AE)                              --              15
Sealed Air Corp. (AE)                                       4             200
Silgan Holdings, Inc. (AE)                                  9             278
Southern Peru Copper Corp.                                  1               8
Standard Register Co. (The)                                 2              28
Timken Co.                                                  7             128
Trammell Crow Co. (AE)                                      1              10
Trex Co., Inc. (AE)                                         2              80
Unifi, Inc. (AE)                                            8              50
Universal Forest Products, Inc.                             2              46
USEC, Inc.                                                 23             164
USG Corp. (AE)                                             11             208
Watsco, Inc.                                                4              68
Wausau-Mosinee Paper Corp.                                  3              28
WCI Communities, Inc. (AE)                                  2              37
Wd-40 Co.                                                   1              14
Wellman, Inc.                                               5              53
Wilson Greatbatch Technologies, Inc. (AE)                   1              43
                                                                 ------------
                                                                        6,496
                                                                 ------------

Miscellaneous - 0.8%
Brunswick Corp.                                            11             275
Carlisle Cos., Inc.                                         6             253
Eaton Corp.                                                 3             236
GenCorp, Inc.                                               6              53
Kaman Corp. Class A                                         3              30

                                                      Aggressive Equity Fund  17

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lancaster Colony Corp.                                      1              50
OpticNet, Inc. (AE)                                         1              --
                                                                 ------------
                                                                          897
                                                                 ------------

Other Energy - 4.0%
Apache Corp.                                               --               9
BJ Services Co. (AE)                                        3             127
Capstone Turbine Corp.                                     10              11
CARBO Ceramics, Inc.                                       --              11
Chesapeake Energy Corp.                                     6              58
Cooper Cameron Corp. (AE)                                   2              91
Dynegy, Inc. Class A                                       70             295
ENSCO International, Inc.                                   6             169
Equitable Resources, Inc.                                   1              37
Evergreen Resources, Inc. (AE)                              3             168
Forest Oil Corp. (AE)                                       5             121
Global Power Equipment Group, Inc. (AE)                     3              12
Grant Prideco, Inc. (AE)                                    7              81
Holly Corp.                                                --               8
Houston Exploration Co. (AE)                                1              35
Hydril Co. (AE)                                             4             104
Key Energy Services, Inc. (AE)                             14             155
Massey Energy Co.                                           8             105
National-Oilwell, Inc. (AE)                                13             288
Newfield Exploration Co. (AE)                               1              38
Oceaneering International, Inc. (AE)                        1              35
Oil States International, Inc. (AE)                         2              29
Parker Drilling Co. (AE)                                   11              31
Patina Oil & Gas Corp.                                      6             189
Patterson-UTI Energy, Inc. (AE)                             5             148
Pioneer Natural Resources Co. (AE)                          3              65
Pogo Producing Co.                                          1              60
Premcor, Inc. (AE)                                          8             175
Pride International, Inc. (AE)                             10             190
Reliant Resources, Inc. (AE)                               35             215
Remington Oil & Gas Corp. (AE)                              1              18
Smith International, Inc. (AE)                              3             125
St. Mary Land & Exploration Co.                             1              19
Sunoco, Inc.                                               15             575
Swift Energy Co. (AE)                                       4              43
Tesoro Petroleum Corp. (AE)                                14              94
Tetra Technologies, Inc. (AE)                               1              15
Unit Corp. (AE)                                             5             102
Universal Compression Holdings, Inc. (AE)                   5             105
Valero Energy Corp.                                         3             109
Varco International, Inc. (AE)                              8             157
Veritas DGC, Inc. (AE)                                      7              78
Vintage Petroleum, Inc.                                     8              95

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westport Resources Corp. (AE)                               5             116
XTO Energy, Inc.                                            4              75
                                                                 ------------
                                                                        4,786
                                                                 ------------

Producer Durables - 6.1%
Advanced Energy Industries, Inc. (AE)                       9             130
AGCO Corp. (AE)                                             7             119
Allen Telecom, Inc. (AE)                                   15             241
American Power Conversion (AE)                             17             260
Ametek, Inc.                                                2              77
Andrew Corp. (AE)                                          11             103
AO Smith Corp.                                             11             304
Applied Industrial Technologies, Inc.                       4              84
Arris Group, Inc. (AE)                                     34             170
Audiovox Corp. Class A (AE)                                13             145
Belden, Inc.                                                2              24
Briggs & Stratton                                           7             354
Cascade Corp.                                               1              16
Centex Corp.                                                1              47
CNH Global NV                                               9              90
CTS Corp.                                                   3              36
Curtiss-Wright Corp.                                        2             145
Cymer, Inc. (AE)                                            4             118
Dionex Corp. (AE)                                           1              20
Donaldson Co., Inc.                                         1              40
Engineered Support Systems, Inc.                            1              36
ESCO Technologies, Inc. (AE)                                1              48
Esterline Technologies Corp. (AE)                           3              44
FEI Co. (AE)                                                5              96
Graco, Inc.                                                 1              35
HON Industries, Inc.                                       --               6
Hovnanian Enterprises, Inc. Class A (AE)                    1              29
Interdigital Communications Corp. (AE)                      2              42
Ionics, Inc. (AE)                                           1              11
Itron, Inc. (AE)                                            4              77
Jacuzzi Brands, Inc.                                       26             140
Kadant, Inc. (AE)                                           4              77
KB Home                                                     1              37
Lennar Corp. Class A                                        2             172
Loral Space & Communications                                1               4
LTX Corp. (AE)                                              9              80
M/I Schottenstein Homes, Inc.                               3             107
MDC Holdings, Inc.                                          3             154
Mettler Toledo International, Inc. (AE)                     7             249
Milacron, Inc.                                              3              15
MTC Technologies, Inc. (AE)                                 4              89
Mykrolis Corp. (AE)                                         4              41
NACCO Industries, Inc. Class A                              2             122
Novellus Systems, Inc. (AE)                                 2              55
NVR, Inc. (AE)                                              1             284

 18  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orbital Sciences Corp. (AE)                                28             206
Pall Corp.                                                 11             236
Photronics, Inc. (AE)                                      19             333
Plantronics, Inc. (AE)                                      7             158
Polycom, Inc. (AE)                                          8             116
Pulte Homes, Inc.                                           1              43
Ryland Group, Inc.                                          5             313
Steelcase, Inc. Class A                                    15             171
Stewart & Stevenson Services                                4              55
Technitrol, Inc.                                            2              23
Tecumseh Products Co. Class A                               1              42
Teledyne Technologies, Inc. (AE)                           10             127
Teradyne, Inc. (AE)                                        11             192
Thomas Industries, Inc.                                    --               8
Toll Brothers, Inc. (AE)                                    8             229
United Defense Industries, Inc. (AE)                       13             327
United Industrial Corp.                                     2              34
Waters Corp. (AE)                                           4             108
                                                                 ------------
                                                                        7,294
                                                                 ------------

Technology - 14.7%
3Com Corp. (AE)                                            46             215
ADC Telecommunications, Inc. (AE)                          44             103
Adtran, Inc. (AE)                                           2             120
Advanced Digital Information Corp. (AE)                    12             121
Advanced Fibre Communication (AE)                           9             148
Agile Software Corp. (AE)                                   4              38
Amdocs, Ltd. (AE)                                           9             204
Amkor Technology, Inc. (AE)                                 5              64
Amphenol Corp. Class A (AE)                                 1              28
Analogic Corp.                                              1              44
Anixter International, Inc. (AE)                            7             173
AnSystem, Inc. (AE)                                         1              31
Anteon International Corp. (AE)                             6             176
Arrow Electronics, Inc. (AE)                               20             311
Ascential Software Corp.                                   18             289
ASM International NV (AE)                                  10             147
ATI Technologies, Inc. (AE)                                 8              79
Autodesk, Inc.                                              1              13
Avanex Corp. (AE)                                          14              55
Avaya, Inc. (AE)                                           59             384
Avid Technology, Inc. (AE)                                  7             262
Avnet, Inc. (AE)                                           32             399
Avocent Corp. (AE)                                         14             404
BEA Systems, Inc. (AE)                                      7              74
Benchmark Electronics, Inc. (AE)                            2              59
Borland Software Corp. (AE)                                10              99
Brocade Communications Systems, Inc. (AE)                  15              87
Business Objects SA - ADR (AE)                              2              33

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centillium Communications, Inc. (AE)                        1              14
ChipPAC, Inc. Class A (AE)                                 17             128
Citrix Systems, Inc. (AE)                                   4              72
Cognos, Inc. (AE)                                           5             132
Coherent, Inc. (AE)                                         6             132
Compucom Systems, Inc. (AE)                                10              45
Comtech Telecommunications Corp.                            4             109
Comverse Technology, Inc. (AE)                             20             307
Corning, Inc. (AE)                                         19             139
Cray, Inc. (AE)                                             8              66
Cree, Inc. (AE)                                             1              20
CSG Systems International (AE)                              3              38
Cypress Semiconductor Corp. (AE)                           19             229
Daktronics, Inc. (AE)                                       9             149
Datastream Systems, Inc. (AE)                               1              13
Digex, Inc. (AE)                                           32              15
Digital River, Inc. (AE)                                    6             107
Documentum, Inc. (AE)                                      12             234
Dot Hill Systems Corp.                                      3              39
E.piphany, Inc. (AE)                                       12              63
EDO Corp.                                                  13             230
Emulex Corp. (AE)                                           5             123
EnteraSystem Networks, Inc. (AE)                           52             158
Exar Corp. (AE)                                            12             185
F5 Networks, Inc. (AE)                                     16             262
Fairchild Semiconductor International, Inc.
   Class A (AE)                                            15             194
Filenet Corp. (AE)                                          9             168
Flir Systems, Inc. (AE)                                     7             217
Foundry Networks, Inc. (AE)                                10             142
Gateway, Inc. (AE)                                         10              37
GlobespanVirata, Inc. (AE)                                 40             334
Group 1 Software, Inc. (AE)                                 3              59
Harris Corp.                                                8             239
Hifn, Inc. (AE)                                            10              91
Hutchinson Technology, Inc. (AE)                            4             115
Hyperion Solutions Corp. (AE)                               9             288
Ii-Vi, Inc. (AE)                                            5             116
iManage, Inc.                                              16              80
Informatica Corp. (AE)                                     24             162
Ingram Micro, Inc. Class A (AE)                            13             139
Integrated Circuit Systems, Inc. (AE)                       9             287
Integrated Device Technology, Inc. (AE)                     8              84
Intergraph Corp. (AE)                                       1              28
Internet Security Systems (AE)                              6              83
Inter-Tel, Inc.                                             1              15
Keynote Systems, Inc. (AE)                                  7              75
L-3 Communications Holdings, Inc. (AE)                      2             104
Lawson Software, Inc. (AE)                                 11              85
Lexar Media, Inc. (AE)                                      3              27

                                                      Aggressive Equity Fund  19

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Macromedia, Inc. (AE)                                       2              42
Macrovision Corp. (AE)                                      6             112
Maxtor Corp. (AE)                                          93             702
McData Corp. Class A (AE)                                  18             264
MEMC Electronic Materials, Inc. (AE)                       25             240
Mercury Interactive Corp. (AE)                              6             239
Microchip Technology, Inc.                                  2              59
Micromuse, Inc. (AE)                                       15             120
Microsemi Corp. (AE)                                        5              85
MicroStrategy, Inc. Class A (AE)                            3             112
MSC.Software Corp. (AE)                                     3              20
National Instruments Corp. (AE)                             5             181
NCR Corp. (AE)                                              1              19
NetScreen Technologies, Inc. (AE)                           5             104
Network Associates, Inc. (AE)                               6              75
Nvidia Corp. (AE)                                           6             145
O2Micro International, Ltd. (AE)                           15             245
Optimal Robotics Corp. Class A (AE)                         4              29
Overland Storage, Inc. (AE)                                --               8
Packeteer, Inc. (AE)                                        1              16
Palm, Inc. (AE)                                             3              49
PanAmSat Corp. (AE)                                         5              88
Pericom Semiconductor Corp. (AE)                            3              26
PerkinElmer, Inc.                                           9             120
Pioneer Standard Electronics                               11              97
PMC - Sierra, Inc. (AE)                                     8             100
Pomeroy Computer Resources, Inc. (AE)                       2              18
Progress Software Corp. (AE)                                1              19
Quantum Corp. (AE)                                         47             189
Quest Software, Inc. (AE)                                  16             192
RadiSys Corp. (AE)                                          3              34
Rambus, Inc. (AE)                                           3              58
Red Hat, Inc. (AE)                                         13              98
Reynolds & Reynolds Co. (The) Class A                       4             103
Rockwell Automation, Inc.                                  10             229
RSA Security, Inc. (AE)                                     3              36
SAFLINK Corp. (AE)                                         17             108
Sandisk Corp. (AE)                                          9             354
ScanSoft, Inc. (AE)                                         4              20
Scientific-Atlanta, Inc.                                    1              21
Semtech Corp. (AE)                                          6              78
Serena Software, Inc. (AE)                                  5             101
Sigma Designs, Inc.                                         6              63
Silicon Laboratories, Inc. (AE)                             2              43
Skyworks Solutions, Inc. (AE)                               9              59
Sonus Networks, Inc.                                        7              34
SRA International, Inc. Class A (AE)                        9             298
Standard MicroSystems Corp. (AE)                            1              20
Storage Technology Corp. (AE)                               3              79
TIBCO Software, Inc. (AE)                                  25             127

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trimble Navigation, Ltd. (AE)                               1              16
Ulticom, Inc. (AE)                                         11             106
UniSystem Corp. (AE)                                       17             206
UNOVA, Inc. (AE)                                           14             151
Utstarcom, Inc. (AE)                                        6             203
Varian, Inc. (AE)                                           1              21
Vishay Intertechnology, Inc. (AE)                           1              13
Wavecom Sa Class R (AE)                                     5              60
Western Digital Corp. (AE)                                 35             360
Zebra Technologies Corp. Class A (AE)                       1              53
Zoran Corp. (AE)                                           13             248
                                                                 ------------
                                                                       17,453
                                                                 ------------

Utilities - 4.6%
AES Corp. (The) (AE)                                       38             243
AGL Resources, Inc.                                         8             209
Allegheny Energy, Inc.                                      2              20
Allete, Inc.                                                5             133
Alliant Energy Corp.                                        7             126
Avista Corp.                                               14             200
Cascade Natural Gas Corp.                                  14             258
CenturyTel, Inc.                                            5             174
Cincinnati Bell, Inc.                                      36             238
Cleco Corp.                                                 8             135
CMS Energy Corp.                                           23             185
Empire District Electric Co./The                            2              35
Energen Corp.                                               9             303
Energy East Corp.                                           4              85
General Communication Class A (AE)                          3              23
Great Plains Energy, Inc.                                   2              69
Idacorp, Inc.                                               4             108
IDT Corp. (AE)                                             14             256
KeySpan Corp.                                               6             213
Level 3 Communications, Inc. (AE)                           6              39
New Jersey Resources Corp.                                  2              75
Nextel Partners, Inc. Class A (AE)                         21             155
Northeast Utilities                                        21             357
Northwest Natural Gas Co.                                   2              46
OGE Energy Corp.                                            9             186
Oneok, Inc.                                                18             347
Otter Tail Corp.                                            4             103
Puget Energy, Inc.                                          2              48
South Jersey Industries, Inc.                               1              22
Southwest Gas Corp.                                         1              23
Southwestern Energy Co. (AE)                                1              15
TECO Energy, Inc.                                          23             275
Telephone & Data Systems, Inc.                              3             149
Time Warner Telecom, Inc. Class A (AE)                     16             100
UGI Corp.                                                   1              40
UIL Holdings Corp.                                          2              81

 20  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Cellular Corp. (AE)                                     11             269
Western Gas Resources, Inc.                                 1              51
Western Wireless Corp. Class A (AE)                         2              22
WGL Holdings, Inc.                                          3              75
WPS Resources Corp.                                        --               8
                                                                 ------------
                                                                        5,499
                                                                 ------------

TOTAL COMMON STOCKS
(cost $97,957)                                                        110,110
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.1%
Frank Russell Investment Company
   Money Market Fund                                    9,015           9,015
United States Treasury Bill (y)(s)
   0.843% due 09/11/03                                    600             599
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $9,614)                                                           9,614
                                                                 ------------

TOTAL INVESTMENTS - 100.5%
(identified cost $107,571)                                            119,724

OTHER ASSETS AND LIABILITIES
NET - (0.5%)                                                             (560)
                                                                 ------------

NET ASSETS - 100.0%                                                   119,164
                                                                 ============

                                                                  UNREALIZED
                                                   NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------

Long Positions
Russell 2000 Index
   expiration date 09/03 (27)                           6,053             (32)

Russell 2000 E-Mini Index
   expiration date 09/03 (5)                              224              (3)

S&P 500 Index
   expiration date 09/03 (8)                            1,947             (45)

S&P 500 E-Mini Index
   expiration date 09/03 (17)                             827             (16)
                                                                 ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (96)
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Equity Fund  21

NON-U.S. FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.3%
Australia - 3.1%
Alumina, Ltd.                                               1               2
Amcor, Ltd.                                                30             161
AMP Diversified Property Trust                              3               7
AMP, Ltd.                                                   4              12
Ansell, Ltd.                                               --               1
Australia & New Zealand Banking Group, Ltd.                75             933
Australian Gas Light Co., Ltd.                             18             135
Australian Stock Exchange, Ltd.                             7              60
BHP Billiton, Ltd.                                        130             756
BHP Steel, Ltd.                                             4               9
Billabong International, Ltd.                               6              23
Boral, Ltd.                                                 8              26
CFS Gandel Retail Trust                                    24              21
Coca-Cola Amatil, Ltd.                                      2               9
Coles Myer, Ltd.                                            2              11
Commonwealth Bank of Australia                              6             113
Commonwealth Property Office Fund                          19              15
CSR, Ltd.                                                  20              26
David Jones, Ltd.                                          11              10
Deutsche Office Trust                                      13              10
Foster's Group, Ltd.                                        8              22
Futuris Corp., Ltd.                                         2               2
General Property Trust                                     13              25
Harvey Norman Holdings, Ltd.                               25              42
Iluka Resources, Ltd.                                       4              11
Insurance Australia Group, Ltd.                             5              12
James Hardie Industries NV                                 --               1
John Fairfax Holdings, Ltd. (AE)                           23              44
Leighton Holdings, Ltd.                                    12              81
Lend Lease Corp., Ltd.                                     12              66
Macquarie Bank, Ltd.                                        5              99
Macquarie Infrastructure Group                              7              16
National Australia Bank, Ltd.                               8             177
News Corp., Ltd.                                           39             289
OneSteel, Ltd.                                             18              23
Orica, Ltd.                                                 3              20
Origin Energy, Ltd.                                         6              15
PaperlinX, Ltd.                                             5              14
Promina Group, Ltd. (AE)                                    8              13
Publishing & Broadcasting, Ltd.                             6              40
Qantas Airways, Ltd.                                       17              38
QBE Insurance Group, Ltd.                                  30             184
Rinker Group, Ltd. (AE)                                    31             108
Rio Tinto, Ltd.                                             3              50
Santos, Ltd.                                              151             596
Sons of Gwalia, Ltd.                                        3               5
Stockland Trust Group                                       5              17
Suncorp-Metway, Ltd.                                        1              10

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TABCORP Holdings, Ltd.                                      1               4
Telstra Corp., Ltd.                                         5              16
Wesfarmers, Ltd.                                            1              20
Westfield Holdings, Ltd.                                    5              52
Westfield Trust                                             9              22
Westpac Banking Corp.                                      22             234
WMC Resources, Ltd. (AE)                                    4              10
Woolworths, Ltd.                                           10              84
                                                                 ------------
                                                                        4,802
                                                                 ------------

Belgium - 1.3%
AGFA-Gevaert NV                                             7             146
Delhaize Group                                              1              24
Dexia (AE)                                                 21              --
Dexia                                                      53             671
Electrabel                                                 --              21
Fortis                                                     57             977
Fortis                                                      4              61
KBC Bancassurance Holding                                   1              39
Solvay SA                                                   1              34
                                                                 ------------
                                                                        1,973
                                                                 ------------

Brazil - 0.2%
Petroleo Brasileiro SA - Petrobras - ADR                   11             224
                                                                 ------------

Denmark - 0.5%
Coloplast A/S Class B                                      --               8
Danisco                                                    --               8
Danske Bank A/S                                            14             282
FLS Industries A/S Class B                                  1               8
ISS A/S                                                     8             282
Novo-Nordisk A/S Class B                                    5             190
TDC A/S                                                     1              15
                                                                 ------------
                                                                          793
                                                                 ------------

Finland - 1.6%
Fortum Oyj                                                 37             293
Nokia OYJ                                                  57             931
Nokia OYJ - ADR                                            22             357
Sampo Oyj Class A                                          72             530
Stora Enso Oyj Class R                                      3              29
UPM-Kymmene Oyj                                            27             397
                                                                 ------------
                                                                        2,537
                                                                 ------------

France - 9.3%
Accor SA                                                   12             432
Air France                                                 14             186
Air Liquide                                                --              11
Alcatel SA                                                 29             265

 22  Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Altran Technologies SA                                      3              27
Aventis SA                                                 28           1,529
AXA                                                        46             712
BNP Paribas                                                20           1,000
Caisse Nationale du Credit Agricole                         6             116
Cap Gemini SA                                               8             290
Carrefour SA                                               13             627
Casino Guichard Perrachon SA                                1              47
Christian Dior SA                                           4             152
Cie de Saint-Gobain                                         5             189
Cie Generale D'Optique Essilor International SA             4             145
CNP Assurances                                              4             165
France Telecom                                             15             371
Groupe Danone                                               1             102
Lafarge                                                     4              10
Lafarge SA                                                  4             253
Lagardere S.C.A.                                            1              22
L'Oreal SA                                                  4             286
Michelin (C.G.D.E.) Class B                                10             382
Orange SA (AE)                                              7             378
Pechiney SA Class A                                        13             467
Pernod-Ricard                                               3             290
Peugeot SA                                                  4             180
Pinault-Printemps-Redoute                                   3             221
Sanofi-Synthelabo SA                                       --              18
Schneider Electric SA                                       7             333
Societe Assurances Generales de France                      9             370
Societe Generale Class A                                    1              63
Societe Television Francaise 1                              4             130
Suez SA                                                    20             323
Thomson/ex-TMM                                             32             490
Total Fina Elf SA                                          14           2,074
Total Fina Elf SA - ADR                                    11             820
Valeo SA                                                    4             123
Vivendi Universal SA                                       40             729
                                                                 ------------
                                                                       14,328
                                                                 ------------

Germany - 4.7%
Adidas-Salomon AG                                           1             103
Allianz AG                                                  5             428
Altana AG                                                   2             139
BASF AG                                                     6             265
Bayer AG                                                    2              46
Beiersdorf AG                                               1              94
Continental AG                                              3              55
DaimlerChrysler AG                                          3             105
Deutsche Bank AG                                            5             337

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Lufthansa AG                                      24             279
Deutsche Post AG                                           42             618
Deutsche Telekom AG                                        18             272
E.ON AG                                                    15             780
Gehe AG                                                     1              55
KarstadtQuelle AG                                          24             505
LIndustriese AG                                             1              26
Merck KGaA                                                  1              15
Metro AG                                                   10             311
Muenchener Rueckversicherungs AG                            4             391
SAP AG                                                     --              15
Schering AG                                                 7             323
Siemens AG                                                 13             659
Volkswagen AG                                              34           1,422
                                                                 ------------
                                                                        7,243
                                                                 ------------

Greece - 0.3%
Hellenic Telecommunications Organization SA                42             495
                                                                 ------------

Hong Kong - 1.9%
Bank of East Asia                                         146             286
BOC Hong Kong Holdings, Ltd.                               11              11
Cathay Pacific Airways, Ltd.                               10              13
Cheung Kong Holdings, Ltd.                                 41             246
Cheung Kong Infrastructure Holdings, Ltd.                   7              13
China Mobile, Ltd.                                        121             286
CLP Holdings, Ltd.                                         11              48
Esprit Holdings, Ltd.                                       8              20
Hang Lung Properties, Ltd.                                  5               4
Hang Seng Bank, Ltd.                                        3              36
Henderson Land Development                                  2               6
Hong Kong & China Gas                                      21              27
Hong Kong Electric Holdings                                 8              31
Hutchison Whampoa, Ltd.                                    38             231
Hysan Development Co., Ltd.                                 1               1
Johnson Electric Holdings, Ltd.                            66              81
Li & Fung, Ltd.                                            74              95
MTR Corp.                                                 232             267
New World Development, Ltd.                                11               4
PCCW Limited                                                2               1
Shangri-La Asia, Ltd.                                       6               4
Sun Hung Kai Properties, Ltd.                             122             615
Swire Pacific, Ltd. Class                                 104             453
Wharf Holdings, Ltd.                                       60             116
                                                                 ------------
                                                                        2,895
                                                                 ------------

                                                               Non-U.S. Fund  23

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ireland - 0.8%
Bank of Ireland                                            55             668
Bank of Ireland                                            20             242
CRH PLC                                                    16             249
                                                                 ------------
                                                                        1,159
                                                                 ------------

Italy - 4.2%
Arnoldo Mondadori Editore SpA                               2              17
Autostrade Concessioni e Costruzioni Autostrade
   SpA                                                     22             313
Banca Intesa SpA (AE)                                     294             940
Banca Popolare di Bergamo Credito Varesino Scrl            18             413
Banca Popolare di Milano SCRL                               8              34
Banco Popolare di Verona e Novara Scrl                     26             351
Benetton Group SpA                                          3              32
Enel SpA                                                   16              97
ENI-Ente Nazionale Idrocarburi SpA                         89           1,346
Fiat SpA                                                    2              11
Finmeccanica SpA                                          731             468
Italcementi SpA                                             9             101
Mediaset SpA                                               57             480
Parmalat Finanziaria SpA                                   23              72
Riunione Adriatica di Sicurta SpA                          21             324
Sanpaolo IMI SpA                                           29             266
Telecom Italia SpA                                         92             503
Telecom Italia SpA (AE)                                    45             405
TIM SpA                                                    54             268
UniCredito Italiano SpA                                    16              75
                                                                 ------------
                                                                        6,516
                                                                 ------------

Japan - 18.9%
77 Bank, Ltd. (The)                                        69             313
Acom Co., Ltd.                                             --              14
Aeon Co., Ltd.                                              2              46
Aiful Corp.                                                 9             367
Ajinomoto Co., Inc.                                         7              67
Alps Electric Co., Ltd.                                     4              51
Amano Corp.                                                 2              12
Aoyama Trading Co., Ltd.                                    1               8
Autobacs Seven Co., Ltd.                                    1              11
Bank of Yokohama, Ltd. (The)                               22              72
Benesse Corp.                                               1              16
Bridgestone Corp.                                          47             638
Brother Industries, Ltd.                                    3              21
Canon, Inc.                                                32           1,469
Central Glass Co., Ltd.                                     8              47
Central Japan Railway Co.                                  --              43
Chubu Electric Power Co., Inc.                              4              64

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citizen Watch Co., Ltd.                                    24             129
Credit Saison Co., Ltd.                                    43             707
Dai Nippon Printing Co., Ltd.                               3              32
Daicel Chemical Industries, Ltd.                           12              38
Daikin Industries, Ltd.                                     6             110
Daimaru, Inc.                                               6              24
Dainippon Ink and Chemicals, Inc.                           2               4
Dainippon Screen Manufacturing Co., Ltd.                    2              10
Daito Trust Construction Co., Ltd.                          6             126
Daiwa Securities Group, Inc.                               18             103
Denki Kagaku Kogyo K K                                     26              72
Denso Corp.                                                 5              82
Dentsu, Inc. (AE)                                          --             240
Dowa Mining Co.                                            20              77
East Japan Railway Co.                                     --             396
Eisai Co., Ltd.                                            22             444
FamilyMart Co., Ltd.                                        1              18
Fast Retailing Co., Ltd.                                    5             145
Fuji Electric Co., Ltd.                                    22              48
Fuji Heavy Industries, Ltd.                                57             257
Fuji Machine Manufacturing Co., Ltd.                       16             185
Fuji Photo Film Co., Ltd.                                   9             260
Fuji Soft ABC, Inc.                                        --               4
Fujikura, Ltd.                                              6              20
Fujitsu Support and Service, Inc.                           1              18
Fujitsu, Ltd.                                               1               4
Funai Electric Co., Ltd.                                    1              78
Gunze, Ltd.                                                 2               8
Hankyu Department Stores                                    1               6
Heiwa Corp.                                                 5              71
Hino Motors, Ltd.                                           3              14
Hitachi Chemical Co., Ltd.                                  6              62
Hitachi Zosen Corp. (AE)                                   11               9
Hitachi, Ltd.                                               8              34
Honda Motor Co., Ltd.                                      27           1,023
Hoya Corp.                                                  3             179
Ibiden Co., Ltd.                                            2              23
Isetan Co.                                                  1               8
Itochu Corp.                                               13              33
Itochu Techno-Science Corp.                                 1              16
Ito-Yokado Co., Ltd.                                        8             192
Jafco Co., Ltd.                                             1              79
Japan Real Estate Investment Corp. (o)                     --              43
Japan Retail Fund Investment (o)                           --              58
Japan Telecom Holdings Co., Ltd.                           --              21
Japan Tobacco, Inc.                                        --              43
JFE Holdings, Inc.                                         19             280
JGC Corp.                                                  10              67
JSR Corp.                                                   7              85
Kaneka Corp.                                                7              43

 24  Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kansai Electric Power Co., Inc. (The)                       7             104
Kao Corp.                                                  36             670
Kawasaki Heavy Industries, Ltd.                            15              15
Kawasaki Kisen Kaisha, Ltd.                                25              60
KDDI Corp.                                                 --             201
Keyence Corp.                                               1             110
Kobayashi Pharmaceutical Co., Ltd.                          1              35
Kokuyo Co., Ltd.                                            2              21
Konami Corp.                                               24             430
Konica Corp.                                               15             171
Koyo Seiko Co., Ltd.                                        7              50
Kubota Corp.                                                2               5
Kyocera Corp.                                               3             177
Kyorin Pharmaceutical Co., Ltd.                             3              41
Kyushu Electric Power Co., Inc.                             2              23
Lawson, Inc.                                               11             294
Mabuchi Motor Co., Ltd.                                     7             535
Makita Corp.                                                5              41
Marubeni Corp.                                             20              26
Matsumotokiyoshi Co., Ltd.                                 10             428
Matsushita Electric Industrial Co., Ltd.                  105           1,040
Meitec Corp.                                                2              64
Millea Holdings, Inc.                                      --              46
Minebea Co., Ltd.                                          95             377
Minolta Co., Ltd.                                          21             148
Mitsubishi Electric Corp.                                   9              29
Mitsubishi Estate Co., Ltd.                                21             142
Mitsubishi Gas & Chemical                                   5              11
Mitsubishi Heavy Industries, Ltd.                          23              60
Mitsubishi Securities Co., Ltd.                            13              79
Mitsubishi Tokyo Financial Group, Inc.                     --             249
Mitsui & Co., Ltd.                                         47             236
Mitsui Chemicals, Inc.                                      8              37
Mitsui Engineering & Shipbuilding                          16              20
Mitsui Fudosan Co., Ltd.                                    2              13
Mitsui OSK Lines, Ltd.                                     63             192
Mitsui Sumitomo Insurance Co., Ltd.                         9              42
Mitsui Trust Holdings, Inc.                                14              31
Mitsumi Electric Co., Ltd.                                  1              12
Murata Manufacturing Co., Ltd.                              8             326
Namco, Ltd.                                                 1              19
NEC Corp.                                                   5              25
Nichicon Corp.                                              7              72
Nichii Gakkan Co.                                           1              25
Nichirei Corp.                                              1               3
Nidec Corp.                                                --              20
Nikko Co.rdial Corp.                                       34             136
Nintendo Co., Ltd.                                          1              73
Nippon Building Fund, Inc. (o)                             --              44
Nippon Express Co., Ltd.                                  151             586
Nippon Oil Corp.                                            8              35

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nippon Sanso Corp.                                          7              23
Nippon Sheet Glass Co., Ltd.                               28              84
Nippon Shokubai Kagaku Kogyo Co.                            4              24
Nippon Steel Corp.                                          2               3
Nippon System Development Co., Ltd.                        --               4
Nippon Telegraph & Telephone Corp.                         --             412
Nippon Yusen Kabushiki Kaisha                              12              47
Nishimatsu Construction Co., Ltd.                           3              10
Nishimatsuya Chain Co., Ltd.                                2              43
Nissan Motor Co., Ltd.                                     92             880
Nitto Denko Corp.                                           5             157
NOK Corp.                                                  15             249
Nomura Holdings, Inc.                                      31             393
NTN Corp.                                                  17              63
NTT DoCoMo, Inc.                                           --             396
Olympus Optical Co., Ltd.                                   4              83
ORIX Corp.                                                  6             348
Pioneer Corp.                                              --               4
Promise Co., Ltd.                                          --               4
Resona Holdings, Inc.                                      15              10
Ricoh Co., Ltd.                                            20             327
Rinnai Corp.                                               20             421
Rohm Co., Ltd.                                              4             447
Sammy Corp.                                                 1              32
Sanken Electric Co., Ltd.                                   9              80
Sankyo Co., Ltd.                                            3              30
Sankyo Co., Ltd.                                            2              40
Sanyo Shokai, Ltd.                                          4              24
Seiko Epson Corp.                                           4             116
Seino Transportation Co., Ltd.                              7              40
Sekisui House, Ltd.                                        31             233
SFCG Co., Ltd.                                              4             344
Sharp Corp.                                                 2              26
Shimachu Co., Ltd.                                          7             107
Shin-Etsu Chemical Co., Ltd. Class D                       32           1,103
Shiseido Co., Ltd.                                          3              29
Showa Shell Sekiyu KK                                       4              32
Skylark Co., Ltd.                                          25             298
SMC Corp./Japan                                             1              84
Softbank Corp. (AE)                                         1              23
Sompo Japan Insurance, Inc.                                 6              33
Sony Corp.                                                  3              96
Stanley Electric Co., Ltd.                                 17             242
Sumisho Lease Co., Ltd.                                     4              68
Sumitomo Bakelite Co., Ltd.                                61             255
Sumitomo Chemical Co., Ltd.                                 3               9
Sumitomo Corp.                                              5              23
Sumitomo Electric Industries, Ltd.                         14             102
Sumitomo Heavy Industries, Ltd.                            33              49
Sumitomo Mitsui Financial Group, Inc.                      --             122

                                                               Non-U.S. Fund  25

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Trust & Banking Co., Ltd. (The)                    6              21
Suzuken Co., Ltd.                                           1              26
Takeda Chemical Industries, Ltd.                           24             885
Takefuji Corp.                                             --              21
TDK Corp.                                                   6             277
Terumo Corp.                                                7             116
THK Co., Ltd.                                               5              67
TIS, Inc.                                                   2              29
Tohoku Electric Power Co., Inc.                             5              72
Tokyo Electric Power Co., Inc. (The)                       16             306
Tokyo Electron, Ltd.                                        3             118
Tokyo Gas Co., Ltd.                                         1               3
Toppan Printing Co., Ltd.                                   6              43
Toshiba Corp. (AE)                                         19              65
Tosoh Corp.                                                10              22
Tostem Inax Holding Corp.                                   1              14
Toyo Seikan Kaisha, Ltd.                                    3              28
Toyoda Gosei Co., Ltd.                                      5              95
Toyota Motor Corp. (AE)                                    36             938
UFJ Holdings, Inc.                                         --              43
UMC Japan (AE)                                             --               6
Uni-Charm Corp.                                             2              86
Uniden Corp.                                                5              50
UNY Co., Ltd.                                               8              69
Victor Co. Of Japan, Ltd.                                   3              24
West Japan Railway Co.                                     --              30
World Co., Ltd.                                             1               9
Yamaha Corp.                                                1              16
Yamaha Motor Co., Ltd.                                     69             582
Yamanouchi Pharmaceutical Co., Ltd.                         2              44
                                                                 ------------
                                                                       29,093
                                                                 ------------

Luxembourg - 0.2%
Arcelor                                                    27             313
                                                                 ------------

Mexico - 0.2%
Telefonos de Mexico SA de CV - ADR                          9             269
                                                                 ------------

Netherlands - 4.7%
ABN AMRO Holding NV                                        38             727
Aegon NV                                                   26             258
Akzo Nobel NV                                              22             583
Buhrmann NV                                                36             248
DSM NV                                                      3             127
Euronext NV (AE)                                           17             432
European Aeronautic Defense and Space Co.                  10             119
Heineken NV                                                 6             209
Hunter Douglas NV                                          11             373
ING Groep NV                                               40             688

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KLM-Koninklijke Luchtvaart Mij NV                           1               6
Koninklijke Ahold NV                                        6              50
Koninklijke Philips Electronics NV                         27             506
Koninklijke Philips Electronics NV                         19             355
Numico NV                                                   2              23
OCE NV                                                      2              17
Royal Dutch Petroleum Co.                                   9             422
Royal KPN NV (AE)                                          66             464
Stork NV                                                    5              61
TPG NV                                                      3              43
Unilever NV                                                 7             380
Vedior NV                                                  31             277
VNU NV                                                     13             397
Wolters Kluwer NV                                          38             459
                                                                 ------------
                                                                        7,224
                                                                 ------------

New Zealand - 0.2%
Telecom Corp. of New Zealand, Ltd.                        124             381
                                                                 ------------

Norway - 0.9%
DnB Holding ASA                                            53             262
Gjensidige NOR ASA                                          3             109
Norsk Hydro ASA                                             8             369
Statoil ASA                                                59             505
Tandberg ASA                                               20             102
                                                                 ------------
                                                                        1,347
                                                                 ------------

Portugal - 0.4%
Electricidade de Portugal SA                              186             397
Portugal Telecom SGPS SA                                   40             286
                                                                 ------------
                                                                          683
                                                                 ------------

Singapore - 1.5%
CapitaLand, Ltd.                                            4               3
Creative Technology, Ltd.                                  23             184
Cycle & Carriage, Ltd.                                      3               8
DBS Group Holdings, Ltd.                                  169             987
Fraser & Neave, Ltd.                                        5              24
Keppel Corp., Ltd.                                          7              19
MobileOne, Ltd.                                           279             212
NatSteel, Ltd.                                             11              17
Neptune Orient Lines, Ltd. (AE)                            12              10
Oversea-Chinese Banking Corp.                              29             165
Overseas Union Enterprise, Ltd.                             1               4
SembCorp Marine, Ltd.                                      10               6
Singapore Airlines, Ltd.                                    1               6
Singapore Exchange, Ltd.                                   78              61
Singapore Land, Ltd.                                        2               4
Singapore Press Holdings, Ltd.                             18             187

 26  Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Singapore Technologies Engineering, Ltd.                   40              40
Singapore Telecommunications, Ltd.                         16              14
SMRT Corp., Ltd.                                            1              --
United Overseas Bank, Ltd.                                 50             352
United Overseas Land, Ltd.                                  7               8
                                                                 ------------
                                                                        2,311
                                                                 ------------

South Korea - 0.5%
Korea Electric Power Corp. - ADR                           31             275
POSCO - ADR                                                10             263
Samsung Electronics Co., Ltd. - GDR                         2             249
                                                                 ------------
                                                                          787
                                                                 ------------

Spain - 4.3%
Acerinox SA                                                 7             281
ACS, Actividades de Construccion y Servicios SA             1              51
Altadis SA                                                 35             900
Banco Bilbao Vizcaya Argentaria SA                         17             175
Banco Popular Espanol                                       5             232
Banco Santander Central Hispano SA                         89             781
Corp Mapfre SA                                             21             224
Endesa SA                                                  53             881
Fomento de Construcciones Y Contratas SA                    8             221
Grupo Dragados SA                                          11             230
Iberia Lineas Aereas de Espana                             13              24
Industriesitex SA                                           9             229
NH Hoteles SA (AE)                                          1              14
Repsol YPF SA                                              16             253
Repsol YPF SA - ADR                                        30             484
Telefonica SA                                             130           1,511
Terra Networks SA (AE)                                      5              27
Union Electrica Fenosa SA                                   7             122
                                                                 ------------
                                                                        6,640
                                                                 ------------
Sweden - 2.0%
Atlas Co.pco AB Class A                                     1              30
Atlas Co.pco AB Class B                                     1              26
Autoliv, Inc.                                              13             342
Electrolux AB Series B                                      2              45
Hennes & Mauritz AB Class B                                18             412
Investor AB Class B                                        50             364
Nordea AB                                                  56             270
Sandvik AB                                                  2              47
Securitas AB Class B                                       23             236
Skandinaviska Enskilda Banken AB Class A                    2              22
Skanska AB Class B                                          2              10

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Svenska Cellulosa AB Class B                                1              48
Svenska Handelsbanken Class A                              23             375
Swedish Match AB                                           31             234
Telefonaktiebolaget LM Ericsson Class B                    76              82
TeliaSonera AB                                            101             418
Volvo AB Series A                                           2              34
Volvo AB Series B                                           2              44
WM Data AB                                                  3               5
                                                                 ------------
                                                                        3,044
                                                                 ------------

Switzerland - 6.0%
Adecco SA                                                  12             497
Barry Callebaut AG                                          1             184
Ciba Specialty Chemicals AG                                --              12
Clariant AG                                                43             396
Credit Suisse Group                                        43           1,139
Fischer (Georg) AG                                         --               4
Givaudan                                                    1             236
Nestle SA                                                  10           1,971
Novartis AG Class G                                        51           2,020
PubliGroupe SA                                             --               3
Roche Holding AG                                           14           1,060
Sulzer AG                                                  --              36
Swatch Group AG Class B                                    --              27
Swiss Life Holding                                          1              98
Swiss Reinsurance                                           2             111
Swisscom AG                                                 1             182
Syngenta AG                                                --               9
Synthes-Stratec, Inc. (AE)                                 --             169
UBS AG                                                     18           1,016
Valora Holding AG                                          --              22
Zurich Financial Services AG                                1              62
                                                                 ------------
                                                                        9,254
                                                                 ------------

Taiwan - 0.2%
United Microelectronics Corp. - ADR (AE)                   80             302
                                                                 ------------

United Kingdom - 20.4%
3i Group PLC                                               68             630
Abbey National PLC                                          9              69
Alliance & Leicester PLC                                    4              55
Allied Domecq PLC                                         149             819
Amersham PLC                                               10              78
Amvescap PLC                                                2              10
Anglo American PLC (AE)                                    12             185
Associated British Foods PLC                                8              72
AstraZeneca PLC                                             9             377
AstraZeneca PLC                                            11             461
Aviva PLC                                                  15             101

                                                               Non-U.S. Fund  27

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AWG PLC                                                     9              88
AWG PLC                                                15,623              26
BAA PLC                                                    28             231
BAE Systems PLC (AE)                                      266             625
Barclays PLC                                              205           1,520
Barratt Developments PLC                                   12              88
BG Group PLC                                               91             402
BHP Billiton PLC                                           29             151
BOC Group PLC                                              47             604
Boots Group PLC                                            13             134
BP PLC                                                    181           1,255
Bradford & Bingley PLC                                     19              99
Brambles Industries PLC                                    29              79
British Airways PLC                                        10              24
British American Tobacco PLC                                8              86
British Land Co. PLC                                        1               4
British Sky Broadcasting PLC (AE)                          89             982
BT Group PLC                                              107             359
Bunzl PLC                                                  71             500
Burberry Group PLC                                         39             158
Cable & Wireless PLC                                        4               8
Cadbury Schweppes PLC                                     119             706
Carnival PLC                                                8             233
Centrica PLC                                              141             408
Compass Group PLC                                          51             277
Corus Group PLC (AE)                                       51              13
Davis Service Group PLC                                     4              23
De La Rue PLC                                               1               5
Debenhams PLC                                              15             101
Diageo PLC                                                 44             471
Dixons Group PLC                                            3               7
EMI Group PLC (AE)                                          1               1
Firstgroup PLC                                              9              41
FKI PLC                                                     3               4
GKN PLC                                                   171             628
GlaxoSmithKline PLC                                       110           2,229
Granada PLC (AE)                                            1               1
HBOS PLC                                                   56             719
HSBC Holdings PLC                                         141           1,670
HSBC Holdings PLC                                          16             195
Imperial Chemical Industries PLC                           10              20
Imperial Tobacco Group PLC                                 15             265
InterContinental Hotels Group PLC (AE)                     31             219
J Sainsbury PLC                                           164             687
Kelda Group PLC                                            17             118

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kingfisher PLC                                            172             788
Land Securities Group PLC                                   1              13
Lloyds TSB Group PLC                                       31             220
Man Group PLC                                              14             279
Marks & Spencer Group PLC                                  67             351
mmO2 PLC (AE)                                              89              83
Morgan Crucible Co.                                        98             129
MyTravel Group PLC                                         78              24
Next PLC                                                    1              14
Northern Foods PLC                                         13              34
Old Mutual PLC                                            179             258
Pearson PLC                                                 1               5
Pennon Group PLC                                            6              63
Prudential PLC                                             38             229
Rank Group PLC                                              5              22
Reed Elsevier PLC                                          94             781
Reuters Group PLC                                          18              52
Rexam PLC                                                  31             197
Rio Tinto PLC                                              28             533
Rolls-Royce Group PLC                                      23              48
Royal & Sun Alliance Insurance Group                       37              84
Royal Bank of Scotland Group PLC                           24             671
SABMiller PLC                                               2              11
Safeway PLC                                                 2               7
Scottish & Newcastle PLC                                    4              21
Scottish & Southern Energy PLC                             48             492
Scottish Power PLC                                         20             117
Severn Trent PLC                                            3              34
Shell Transport & Trading Co. PLC                         329           2,171
Smith & Nephew PLC                                         32             185
Stagecoach Group PLC                                       57              58
Standard Chartered PLC                                     14             166
Tate & Lyle PLC                                            21             117
Taylor Woodrow PLC                                         14              46
Tesco PLC                                                   2               5
TI Automotive, Ltd. (AE)(Y)                                20              --
Trinity Mirror PLC                                          8              59
Unilever PLC                                               95             758
United Business Media PLC                                  34             168
United Utilities PLC                                       13             127
Vodafone Group PLC (AE)                                 1,304           2,551
Whitbread PLC                                               4              49
Wimpey George PLC                                          13              65
                                                                 ------------
                                                                       31,406
                                                                 ------------

 28  Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.0%
Berkeley Group PLC (AE)                                     1               7
Mitchells & Butlers PLC                                    18              70
                                                                 ------------
                                                                           77
                                                                 ------------
TOTAL COMMON STOCKS
(cost $139,742)                                                       136,096
                                                                 ------------
LONG-TERM INVESTMENTS - 0.0%
France - 0.0%
Essilor International
   1.500% due 07/02/10                                     23              14
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $14)                                                                 14
                                                                 ------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Luxembourg - 0.1%
Bel20 Index Futures
   Jul 2003 1971.45 Call (13)                             513             149
                                                                 ------------

Switzerland - 0.1%
Swiss Market Index Futures
   Sep 2003 5002 Put (28)                               1,401             142
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $258)                                                               291
                                                                 ------------

PREFERRED STOCKS - 0.5%
Australia - 0.0%
News Corp., Ltd.                                           10              61
                                                                 ------------

Brazil - 0.2%
Telecomunicacoes Brasileiras SA - ADR                       7             182
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Germany - 0.3%
Hugo Boss AG                                                9             131
ProSieben SAT.1 Media AG                                   10              69
Wella AG                                                    4             319
                                                                 ------------
                                                                          519
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $731)                                                               762
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.9%
United States - 9.9%
Frank Russell Investment Company
   Money Market Fund                                   12,707          12,707
United States Treasury Bill (y)(s)
   0.853% due 09/11/03                                  1,500           1,497
   1.155% due 08/21/03 (c)                              1,300           1,298
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,502)                                                         15,502
                                                                 ------------

TOTAL INVESTMENTS - 98.9%
(identified cost $156,247)                                            152,665

OTHER ASSETS AND LIABILITIES
NET - 1.1%                                                              1,724
                                                                 ------------

NET ASSETS - 100.0%                                                   154,389
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  29

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
   expiration date 07/03 (10)                             354                4

CAC-40 Index (France)
   expiration date 09/03 (36)                           1,280              (13)
DAX Index (Germany)
   expiration date 09/03 (17)                           1,576              (44)
DJ STOXX 50 Index (EMU)
   expiration date 09/03 (107)                          2,982              (48)

FTSE-100 Index (UK)
   expiration date 09/03 (72)                           4,769                4

Hang Seng Index (Hong Kong)
   expiration date 07/03 (18)                           1,106                6

IBEX Plus Index (Spain)
   expiration date 07/03 (12)                             935              (22)

TOPIX Index (Japan)
   expiration date 09/03 (66)                           4,966             (242)

Short Positions
AEX Index (Amsterdam)
   expiration date 07/03 (2)                              134                6

CAC-40 Index (France)
   expiration date 07/03 (14)                             496                6

SPI 200 Index (Australia)
   expiration date 09/03 (16)                             810               27
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (316)
                                                                  ============


                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Luxembourg
Bel20 Index Futures
   Jul 2003 1971.45 Put (13)                              513            (159)

Switzerland
Swiss Market Index Futures
   Sep 2003 5002 Call (28)                              1,401            (103)
                                                                 ------------

Total Liability for Options Written (premiums
   received $258)                                                        (262)
                                                                 ============


See accompanying notes which are an integral part of the financial statements.

 30  Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,054      AUD         1,600    09/17/03                 12
USD              27      EUR            24    07/01/03                 --
USD              61      EUR            53    07/01/03                 --
USD             120      EUR           104    07/01/03                 --
USD              14      EUR            12    07/02/03                 --
USD              25      EUR            22    07/02/03                 --
USD              35      EUR            31    07/03/03                 --
USD             353      EUR           300    09/17/03                 (9)
USD           5,883      EUR         5,000    09/17/03               (145)
USD             105      GBP            64    07/01/03                 --
USD           1,985      GBP         1,200    09/17/03                (13)
USD           2,819      GBP         1,700    09/17/03                (24)
USD               1      JPY           112    07/01/03                 --
USD               1      JPY           158    07/01/03                 --
USD               2      JPY           236    07/01/03                 --
USD               7      JPY           784    07/01/03                 --
USD              11      JPY         1,284    07/01/03                 --
USD               1      JPY           114    07/02/03                 --
USD               1      JPY           160    07/02/03                 --
USD               7      JPY           856    07/02/03                 --
USD               1      JPY            81    07/03/03                 --
USD               1      JPY           115    07/03/03                 --
USD               2      JPY           188    07/03/03                 --
USD               2      JPY           223    07/03/03                 --
USD              35      JPY         4,192    07/03/03                 --
USD             341      JPY        40,000    09/17/03                 (6)
USD           2,412      JPY       400,000    09/17/03                (66)
CHF              42      USD            31    07/02/03                 --
CHF              91      USD            67    07/01/03                 --
CHF             500      USD           382    09/17/03                 12
EUR              33      USD            37    07/01/03                 --
EUR              41      USD            47    07/01/03                 --
EUR              41      USD            47    07/02/03                 --
EUR              58      USD            66    07/01/03                 --
EUR             100      USD           114    07/02/03                 (1)
GBP              17      USD            29    07/01/03                 --
HKD               9      USD             1    07/02/03                 --
HKD           1,102      USD           141    07/02/03                 --
JPY             115      USD             1    07/02/03                 --
JPY             161      USD             1    07/03/03                 --
JPY             164      USD             1    07/02/03                 --
JPY             164      USD             1    07/01/03                 --
JPY             326      USD             3    07/01/03                 --
JPY             393      USD             3    07/03/03                 --
JPY             444      USD             4    07/01/03                 --
JPY             448      USD             4    07/02/03                 --
JPY             480      USD             4    07/03/03                 --
JPY             706      USD             6    07/03/03                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY             994      USD             8    07/03/03                 --
JPY           1,087      USD             9    07/01/03                 --
SEK             198      USD            25    07/02/03                 --
SEK             363      USD            45    07/01/03                 --
SEK           3,700      USD           478    09/17/03                 17
SGD               9      USD             5    07/01/03                 --
SGD             100      USD            58    09/17/03                  1
                                                           --------------

                                                                     (222)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  31

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   7.2          11,108
Consumer Discretionary                                   11.8          18,156
Consumer Staples                                          6.6          10,140
Financial Services                                       20.1          31,006
Health Care                                               6.4           9,801
Integrated Oils                                           4.6           7,121
Materials and Processing                                  8.5          13,119
Miscellaneous                                             1.8           2,720
Options                                                   0.2             291
Other Energy                                              3.2           4,927
Producer Durables                                         5.1           7,928
Technology                                                3.0           4,557
Telecommunication Services                                 --               1
Utilities                                                10.5          16,274
Short-Term Investments                                    9.9          15,502
Long-Term Investments                                      --              14
                                                 ------------    ------------
Total Investments                                        98.9         152,665
Other Assets and Liabilities, Net                         1.1           1,724
                                                 ------------    ------------

Net Assets                                              100.0         154,389
                                                 ============    ============


                                                     % OF           MARKET
GEOGRAPHIC DIVERSIFICATION                           NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Asia                                                      7.5          11,547
Europe                                                   41.5          64,063
Japan                                                    18.9          29,093
Latin America                                             0.4             674
United Kingdom                                           20.4          31,406
Options                                                   0.2             291
Other                                                     0.1              75
Short-Term Investments                                    9.9          15,502
Long-Term Investments                                      --              14
                                                 ------------    ------------
Total Investments                                        98.9         152,665
Other Assets and Liabilities, Net                         1.1           1,724
                                                 ------------    ------------

Net Assets                                              100.0         154,389
                                                 ============    ============

See accompanying notes which are an integral part of the financial statements.

 32  Non-U.S. Fund

CORE BOND FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 77.0%
Asset-Backed Securities - 1.6%
American Airlines, Inc.
    7.379% due 05/23/16                                   255             120
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
    5.650% due 06/16/08                                   475             522
Continental Airlines, Inc.
    6.900% due 01/02/17                                   181             136
    6.545% due 02/02/19                                    55              53
Fleet Credit Card Master Trust II
   Series 2001-C Class A
    3.860% due 03/15/07                                   375             386
General Motors Acceptance Corp. (E)
    1.699% due 07/30/04                                   400             396
Niagara Mohawk Power Corp.
    7.625% due 10/01/05                                   132             148
Parker Hannifin Employee Stock Ownership Trust
    6.340% due 07/15/08                                   295             326
Small Business Administration
    7.449% due 08/01/10                                    77              86
Systems 2001 AT LLC
    7.156% due 12/15/11                                   152             170
                                                                 ------------
                                                                        2,343
                                                                 ------------

Corporate Bonds and Notes - 17.1%
Ahold Finance USA, Inc.
    8.250% due 07/15/10                                   170             174
Amerada Hess Corp.
    7.300% due 08/15/31                                   110             127
American Electric Power Co., Inc.
   Series C
    5.375% due 03/15/10                                    35              37
American Re Corp.
   Series B
    7.450% due 12/15/26                                    80              88
AOL Time Warner, Inc.
    6.750% due 04/15/11                                    70              80
    7.625% due 04/15/31                                   720             829
    7.700% due 05/01/32                                   600             700
AT&T Corp.
    7.800% due 11/15/11                                    20              23
    8.500% due 11/15/31                                   650             737
AT&T Wireless Services, Inc.
    8.125% due 05/01/12                                    75              91
BAE Systems Holdings, Inc.
    6.400% due 12/15/11                                   380             425
Bank of America Corp.
    7.800% due 02/15/10                                    15              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNI
    1.609% due 10/22/04                                   250             251
BankBoston Corp.
   Series B
    8.250% due 12/15/26                                    80              94
BCI US Funding Trust
   Step Up Bond
    8.010% due 12/29/49                                   250             292
Boeing Capital Corp.
    6.100% due 03/01/11                                   130             143
Burlington Northern Santa Fe Corp.
    6.875% due 12/01/27                                   125             144
Campbell Soup Co.
    5.875% due 10/01/08                                    70              80
CenterPoint Energy Houston Electric LLC
    5.700% due 03/15/13                                   100             108
CenterPoint Energy Resources Corp.
    7.875% due 04/01/13                                    60              69
CIT Group, Inc.
    5.625% due 05/17/04                                 1,100           1,136
    6.500% due 02/07/06                                   120             132
    6.875% due 11/01/09                                    45              51
Citigroup, Inc.
    3.500% due 02/01/08                                   515             530
    7.250% due 10/01/10                                   195             236
Columbus Southern Power Co.
    5.500% due 03/01/13                                    35              38
Comcast Cable Communications
    8.375% due 05/01/07                                   195             230
Comcast Corp.
    5.850% due 01/15/10                                    60              66
Countrywide Home Loans, Inc.
   Series MTNK
    5.500% due 02/01/07                                    50              55
Credit Suisse First Boston USA, Inc.
    4.625% due 01/15/08                                    70              75
Delta Air Lines, Inc.
    7.900% due 12/15/09                                   120              95
Detroit Edison Co.
    6.350% due 10/15/32                                    90             100
Devon Financing Corp. ULC
    6.875% due 09/30/11                                    95             111
Dominion Resources, Inc.
   Series B
    6.250% due 06/30/12                                    40              45
DPL, Inc.
    8.250% due 03/01/07                                   115             130
Dresdner Funding Trust I
    8.151% due 06/30/31                                   200             221

                                                              Core Bond Fund  33

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Capital Corp.
    6.250% due 02/15/13                                    25              27
Duke Energy Field Services LLC
    5.750% due 11/15/06                                    30              32
    6.875% due 02/01/11                                    20              23
EL Paso Corp.
    8.050% due 10/15/30                                 1,000             865
Eli Lilly & Co.
    6.770% due 01/01/36                                   265             324
FedEx Corp.
    7.600% due 07/01/97                                    75              85
Fifth Third Bank Michigan
    7.750% due 08/15/10                                   155             172
Financing Corp. Zero Coupon
   Series 15P
    0.000% due 03/07/19                                   240             109
First Union Capital I
   Series A
    7.935% due 01/15/27                                    55              64
FirstEnergy Corp.
   Series A
    5.500% due 11/15/06                                    40              43
   Series B
    6.450% due 11/15/11                                   120             132
   Series C
    7.375% due 11/15/31                                   115             129
Ford Motor Co.
    6.375% due 02/01/29                                    70              57
Ford Motor Credit Co.
    6.875% due 02/01/06                                   305             316
    7.375% due 02/01/11                                   410             421
Foster's Finance Corp.
    6.875% due 06/15/11                                    90             106
General Electric Co.
    5.000% due 02/01/13                                   310             328
General Motors Acceptance Corp. (E)
    1.759% due 07/20/04                                   900             891
    5.125% due 05/09/08                                    75              74
    6.875% due 09/15/11                                   450             452
    7.000% due 02/01/12                                   135             136
General Motors Corp.
    7.125% due 07/15/13                                   100              99
    8.250% due 07/15/23                                   100              98
Golden West Financial Corp.
    4.125% due 08/15/07                                   110             116
Goldman Sachs Group, Inc.
    6.875% due 01/15/11                                   245             289
HJ Heinz Co.
    6.375% due 07/15/28                                    20              22
HJ Heinz Finance Co.
    6.750% due 03/15/32                                   105             124

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Household Finance Corp.
    4.625% due 01/15/08                                    80              85
    6.375% due 10/15/11                                   140             159
    6.375% due 11/27/12                                   115             131
HVB Funding Trust III
    9.000% due 10/22/31                                    95              99
International Lease Finance Corp.
    6.375% due 03/15/09                                   125             141
ITT Industries, Inc.
    7.400% due 11/15/25                                   150             175
JP Morgan & Co., Inc.
   Series MTNA
    6.000% due 01/15/09                                   120             135
Kellogg Co.
   Series B
    7.450% due 04/01/31                                   155             197
KeySpan Corp.
    7.250% due 11/15/05                                    50              56
    7.625% due 11/15/10                                   150             184
Kraft Foods, Inc.
    5.250% due 06/01/07                                    60              65
    5.625% due 11/01/11                                   150             163
Kroger Co.
    8.000% due 09/15/29                                    15              19
    7.500% due 04/01/31                                    10              12
Lehman Brothers Holdings, Inc.
    6.625% due 01/18/12                                   145             170
Liberty Media Corp.
    5.700% due 05/15/13                                    35              36
Lockheed Martin Corp.
    8.200% due 12/01/09                                   500             633
    8.500% due 12/01/29                                   120             163
Manufacturers & Traders Trust Co.
    8.000% due 10/01/10                                    75              93
Mizuho Preferred Capital Co. LLC
   Step Up Bond
    8.790% due 12/29/49                                   150             151
Monumental Global Funding II
    3.850% due 03/03/08                                   155             160
Morgan Stanley
    6.750% due 04/15/11                                   180             211
Natexis Ambs Co. LLC
    8.440% due 12/29/49                                   120             145
National Rural Utilities Cooperative Finance
    5.750% due 08/28/09                                    70              77
Series MTNC
    7.250% due 03/01/12                                   500             599
NB Capital Trust IV
    8.250% due 04/15/27                                    90             107

 34  Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America Holdings
    7.750% due 12/01/45                                   165             196
News America, Inc.
    6.750% due 01/09/38                                    20              22
Nisource Finance Corp.
    7.875% due 11/15/10                                   170             200
Norfolk Southern Corp.
    7.700% due 05/15/17                                   145             185
    7.900% due 05/15/97                                    55              66
Occidental Petroleum Corp.
    9.250% due 08/01/19                                    95             135
Ohio Power Co.
    5.500% due 02/15/13                                    20              22
Oncor Electric Delivery Co.
    7.250% due 01/15/33                                   110             130
Pinnacle Partners
    8.830% due 08/15/04                                   100             104
Progress Energy, Inc.
    7.100% due 03/01/11                                    45              52
    7.000% due 10/30/31                                   125             138
Progressive Corp. (The)
    6.375% due 01/15/12                                    15              17
    6.250% due 12/01/32                                    25              28
Prudential Funding LLC
    6.600% due 05/15/08                                    80              92
Qwest Capital Funding, Inc.
    7.000% due 08/03/09                                    25              21
Raytheon Co.
    8.200% due 03/01/06                                   100             115
RBS Capital Trust I (p)
    4.709% due 12/29/49                                   480             480
Safeway, Inc.
    7.250% due 02/01/31                                    25              28
Sears Roebuck Acceptance
    7.000% due 06/01/32                                    35              39
Sovereign Bancorp, Inc.
    10.500% due 11/15/06                                  460             573
Sprint Capital Corp.
    6.125% due 11/15/08                                    50              54
    7.625% due 01/30/11                                   600             686
    8.375% due 03/15/12                                    10              12
    6.875% due 11/15/28                                   300             301
    8.750% due 03/15/32                                   270             323
Tele-Communications-TCI Group
    9.800% due 02/01/12                                   140             185
    7.875% due 08/01/13                                   270             327
Tenet Healthcare Corp.
    7.375% due 02/01/13                                   190             184
Time Warner Cos
    7.570% due 02/01/24                                    65              74

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.
    9.125% due 01/15/13                                    85             109
Travelers Property Casualty Corp.
    5.000% due 03/15/13                                    80              83
Union Pacific Corp.
    5.750% due 10/15/07                                   270             300
    6.125% due 01/15/12                                   140             157
Union Planters Corp.
    7.750% due 03/01/11                                    50              61
Univision Communications, Inc.
    7.850% due 07/15/11                                   185             220
US Bancorp/First Bank
   Series MTNJ
    6.875% due 12/01/04                                   275             296
Verizon Florida, Inc.
   Series F
    6.125% due 01/15/13                                    85              96
Wachovia Corp.
    7.550% due 08/18/05                                    50              56
Waste Management, Inc.
    6.500% due 05/15/04                                 1,000           1,023
Wells Fargo Bank NA
    7.550% due 06/21/10                                    50              62
Weyerhaeuser Co.
    5.250% due 12/15/09                                    70              74
Williams Cos., Inc.
    8.750% due 03/15/32                                   100             104
Wisconsin Central Transport
    6.625% due 04/15/08                                   325             374
Wyeth
    5.250% due 03/15/13                                    35              37
Zions BanCorp.
    6.500% due 10/15/11                                   110             122
Zurich Capital Trust I
    8.376% due 06/01/37                                   285             313
                                                                 ------------
                                                                       25,737
                                                                 ------------

Emerging Markets Debt - 1.8%
Brazilian Government International Bond (E)
    2.125% due 04/15/06                                    48              45
    2.187% due 04/15/09                                    21              18
    11.000% due 01/11/12                                  540             539
    2.188% due 04/15/12                                    40              30
    8.000% due 04/15/14                                    62              54
    11.000% due 08/17/40                                  350             319
Bulgaria Government International Bond (E)
    2.188% due 07/28/24                                   160             155

                                                              Core Bond Fund  35

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Colombia Government International Bond
    10.000% due 01/23/12                                  300             336
Kyivstar GSM
    12.750% due 11/21/05                                  140             154
OAO Gazprom
    9.625% due 03/01/13                                   140             154
Panama Government International Bond
    9.375% due 07/23/12                                   100             116
Peru Government International Bond
    9.125% due 02/21/12                                   200             213
    9.875% due 02/06/15                                   200             220
Russia Government International Bond
    5.000% due 03/31/30                                   245             238
Ukraine Government International Bond
    7.650% due 06/11/13                                   100              99
                                                                 ------------
                                                                        2,690
                                                                 ------------
International Debt - 6.2%
Abbey National PLC
   Step Up Bond (p)
    6.700% due 06/29/49                                   150             172
Abitibi-Consolidated, Inc.
    6.000% due 06/20/13                                   105             100
Amvescap PLC
    5.900% due 01/15/07                                   155             172
AXA
    8.600% due 12/15/30                                    75              97
Bayerische Hypo-und Vereinsbank
    8.741% due 06/30/31                                   200             212
Bombardier, Inc.
    6.750% due 05/01/12                                   120             123
British Telecommunications PLC
    8.375% due 12/15/10                                   130             164
    8.875% due 12/15/30                                    80             109
Conoco Funding Co.
    6.350% due 10/15/11                                   385             450
Deutsche Telekom International Finance BV
    8.500% due 06/15/10                                   150             184
    8.750% due 06/15/30                                   695             887
France Telecom
    8.700% due 03/01/06                                   440             505
    9.250% due 03/01/11                                   780             982
    10.000% due 03/01/31                                   60              83
Hutchison Whampoa International 03/13, Ltd.
    6.500% due 02/13/13                                   255             268

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kazkommerts International BV
    8.500% due 04/16/13                                   100             100
Korea Development Bank
    4.250% due 11/13/07                                    50              51
    5.500% due 11 /13/12                                    5               5
Mexico Government International Bond
    8.375% due 01/14/11                                   100             120
    6.375% due 01/16/13                                   130             138
    8.000% due 09/24/22                                   700             784
    8.300% due 08/15/31                                   120             138
Petroleos Mexicanos
    9.500% due 09/15/27                                   130             161
Poland Government International Bond
    4.500% due 10/27/24                                   200             199
Province of Quebec
    7.500% due 07/15/23                                   390             510
PTC International Finance II SA
    11.250% due 12/01/09                                  150             170
Royal Bank of Scotland Group PLC (p)
   Series 1
    9.118% due 03/31/49                                   650             838
Royal KPN NV
    8.000% due 10/01/10                                   500             617
Santander Financial Issuances
    6.800% due 07/15/05                                    45              49
    6.375% due 02/15/11                                   110             124
Standard Chartered Bank
    8.000% due 05/30/31                                    90             114
Stora Enso Oyj
    7.375% due 05/15/11                                    95             113
TELUS Corp.
    8.000% due 06/01/11                                   210             243
TPSA Finance BV
    7.750% due 12/10/08                                   160             183
XL Capital Europe PLC
    6.500% due 01/15/12                                   130             148
                                                                 ------------
                                                                        9,313
                                                                 ------------
Mortgage-Backed Securities - 33.6%
ABN Amro Mortgage Corp.
   Series 2002-7 Class 1A3
    5.500% due 09/25/32                                    58              59
Bank of America Mortgage Securities
    6.250% due 03/25/32                                    46              46
Bear Stearns Adjustable Rate Mortgage Trust
    6.165% due 08/25/32                                    49              50
   Series 2003-1 Class 6A1
    5.235% due 04/25/33                                   445             454

 36  Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Mortgage Finance Corp.
   Series 1993-N Class A9
    6.750% due 11/25/24                                   850             855
   Series 2002-A1 Class 1A1
    6.200% due 12/25/29                                    51              52
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
    6.394% due 08/25/31                                    96              98
CS First Boston Mortgage Securities Corp.
   Series 2001-AR24 Class 3A
    6.184% due 12/25/31                                   256             262
   Series 2001-S18 Class A2
    1.670% due 08/25/31                                    39              39
   Series 2002-10 Class 2A1
    7.500% due 05/25/32                                   183             192
   Series 2002-18 Class 1AIO
    7.500% due 06/25/32                                   400              38
   Series 2002-22 Class 1AIO
    8.000% due 07/25/32                                   550              55
Fannie Mae
    6.000% due 02/25/29                                    76              76
Federal Home Loan Mortgage Corp.
   15 Year TBA Gold
    4.500% (fc)                                           820             837
    5.000% (fc)                                           300             309
   30 Year TBA Gold
    5.000% (fc)                                           335             340
    5.500% (fc)                                         1,710           1,764
    6.000% (fc)                                         2,695           2,793
    6.500% (fc)                                           200             208
    6.000% due 2016                                       199             207
    5.000% due 2018                                       174             180
    7.843% due 2030                                        15              15
    6.500% due 2032                                       257             268
    7.500% due 2032                                       291             309
    6.000% due 2033                                       440             456
   Series 2000-2266 Class F
    1.760% due 11/15/30                                   190             189
   Series 2002-2504 Class L
    5.500% due 03/15/15                                    59              60
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 2AIO
    0.251% due 02/25/43                                11,605              91
   Series 2003-54 Class 3AIO
    0.825% due 02/25/43                                 4,840             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   15 Year TBA
    5.000% (fc)                                         7,000           7,231
    4.500% (fc)                                           170             173
    5.500% (fc)                                           625             649
   30 Year TBA
    5.000% (fc)                                           860             874
    5.500% (fc)                                         1,485           1,531
    6.000% (fc)                                         3,800           3,946
    6.000% (fc)                                           720             748
    6.000% due 2016                                        67              70
    3.568% due 2017                                       143             144
    5.500% due 2017                                     2,095           2,176
    6.000% due 2017                                     3,615           3,772
    5.500% due 2018                                     1,050           1,091
    6.500% due 2032                                       607             637
    7.000% due 2032                                       976           1,036
    5.500% due 2033                                       322             334
    6.000% due 2033                                     1,748           1,817
    6.500% due 2033                                       929             968
    4.261% due 2036                                     1,299           1,330
   Series 1992-10 Class ZD
    8.000% due 11/25/21                                 1,242           1,346
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
    0.620% due 04/25/42                                 4,706             171
   Series 2002-W6 Class 2AIO
    0.397% due 06/25/42                                 4,602             106
   Series 2003-W1 Class 1A1
    6.500% due 12/25/42                                   185             200
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
    1.920% due 09/25/31                                   197             198
Freddie Mac (Gold) Pool
   15 Year TBA
    5.000% (fc)                                         1,980           2,044
Government National Mortgage Association
   30 Year TBA
    5.500% (fc)                                         1,700           1,765
    6.000% (fc)                                           455             477
    6.500% (fc)                                           500             525
   Series 2000-29 Class F
    1.820% due 09/20/30                                   222             223
Government National Mortgage Association I
    6.000% due 2029                                        67              70
    6.500% due 2031                                       428             449
    6.500% due 2032                                       235             247

                                                              Core Bond Fund  37

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
    6.500% due 2032                                       467             490
    5.500% due 2033                                       174             182
Government National Mortgage Association II (E)
    5.375% due 2026                                       866             898
    5.750% due 2027                                        70              71
    4.500% due 2032                                       649             662
MASTR Alternative Loans Trust
    7.000% due 12/25/32                                   284             292
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
    5.750% due 04/25/05                                 1,045              59
Residential Funding Mortgage Securities I
    6.250% due 09/25/32                                    37              37
Salomon Brothers Mortgage Securities VII (E)
   Series 1999-NC4 Class A
    1.720% due 09/25/29                                    13              13
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
    1.679% due 10/19/26                                   411             407
Structured Asset Securities Corp.
   Series 2002-26 Class 1A12
    5.600% due 01/25/33                                    30              30
Vendee Mortgage Trust
   Series 2002-1 Class 2IO
    0.248% due 08/15/31                                10,040              93
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2001-34 Class 3A
    5.974% due 01/25/32                                   242             243
   Series 2002-22 Class 2A1
    5.000% due 01/25/33                                    83              83
   Series 2002-9 Class B1
    6.250% due 06/25/32                                   114             117
                                                                 ------------
                                                                       50,460
                                                                 ------------
Municipal Bonds - 1.4%
Clark County Nevada General Obligation Limited,
   weekly demand (u)
    5.000% due 06/01/32                                   600             626
Energy Northwest Revenue Bonds
    5.500% due 07/01/13                                   100             116
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
    6.750% due 06/01/39                                   400             362

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Los Angeles Unified School District General
   Obligation Unlimited, weekly
    5.000% due 01/01/28                                   200             209
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
    5.000% due 05/15/31                                   300             311
New York City Transitional Finance Authority
   Revenue Bonds, weekly demand
    5.000% due 02/01/33                                   300             311
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
    4.375% due 06/01/19                                   100              94
University of Texas Revenue Bonds, weekly demand
    5.000% due 08/15/33                                   100             104
                                                                 ------------
                                                                        2,133
                                                                 ------------
Non-US Bonds - 0.0%
Mexico Government International Bond Value
   Recovery Rights(AE) (E)
   Series B
    0.000% due 06/30/04                                 1,100              12
   Series D
    0.000% due 06/30/05                                 1,100               3
    0.000% due 06/30/06                                 1,100               1
   Series E
    0.000% due 06/30/07                                 1,100               1
                                                                 ------------
                                                                           17
                                                                 ------------
United States Government Agencies - 0.9%
Federal Home Loan Bank System
    4.125% due 01/14/05                                   185             193
Financing Corp. Principal STRIP
    0.000% due 05/11/18                                   480             230
    0.000% due 12/06/18                                   520             240
    0.000% due 12/27/18                                   160              74
    0.000% due 04/05/19                                   420             189
    0.000% due 09/26/19                                   290             127
Residual Funding - STRIP
    0.000% due 10/15/20                                   600             252
                                                                 ------------
                                                                        1,305
                                                                 ------------
United States Government Treasuries - 14.4%
United States Inflation-Indexed Treasury Notes
    3.500% due 01/15/11                                   158             180

 38  Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds
    3.375% due 01/15/07 (s)                               232             255
    3.625% due 01/15/08                                   228             255
    3.875% due 01/15/09                                   785             899
    4.250% due 01/15/10                                   109             129
    3.375% due 01/15/12                                   104             117
    3.000% due 07/15/12                                   102             113
    3.625% due 04/15/28                                   341             416
    3.875% due 04/15/29                                 1,230           1,569
United States Treasury Note
    7.875% due 11/15/04                                 2,635           2,876
    4.625% due 05/15/06                                 3,935           4,266
    4.375% due 05/15/07                                   110             120
    6.000% due 08/15/09                                 1,140           1,345
    5.000% due 02/15/11                                    80              90
    7.250% due 05/15/16                                 2,400           3,192
    7.500% due 11/15/16                                 1,500           2,036
    8.750% due 05/15/17                                 1,035           1,549
    8.875% due 08/15/17                                   100             151
    6.000% due 02/15/26                                 1,605           1,919
United States Treasury STRIP Coupon
    0.000% due 05/15/17                                   400             216
                                                                 ------------
                                                                       21,693
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $110,851)                                                       115,691
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                                     190             229
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $203)                                                               229
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 40.5%
Anz Del, Inc. Discount Commercial Paper (c)
    1.235% due 07/02/03                                 1,500           1,500
British Telecommunications PLC (E)
    2.413% due 12/15/03                                   900             903
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)
    1.220% due 07/08/03                                   900             900
CBA Delaware Finance, Inc. (c)(y)
    1.230% due 07/23/03                                   200             200
DaimlerChrysler NA Holding Corp.
   Series MTNC (E)(c)
    1.508% due 08/21/03                                 1,500           1,500
Danske Corp. Commercial Paper (c)(y)
    1.220% due 07/02/03                                   300             300
    1.230% due 07/07/03                                   500             500
    1.210% due 07/10/03                                   400             400
    1.220% due 07/10/03                                   500             500
Deutsche Bundesrepublik
    6.000% due 09/15/03                          EUR    2,340           2,708
Federal Home Loan Bank Discount Note (c)(y)
    1.165% due 08/01/03                                 1,200           1,199
Federal Home Loan Mortgage Corp. Discount Note
   (y)
    1.160% due 08/14/03 (c)                             2,500           2,496
    1.135% due 10/30/03                                 1,100           1,094
Federal National Mortgage Association Discount
   Note (c)(y)
    1.160% due 07/02/03                                   200             200
    1.050% due 07/31/03                                 1,600           1,599
    1.080% due 08/07/03                                 1,400           1,398
Ford Motor Credit Co. (E)
    1.540% due 11/24/03                                 1,000             998
Frank Russell Investment Company Money Market
   Fund                                                30,162          30,162
General Motors Acceptance Corp. (E)
    1.590% due 11/07/03                                   600             599
    2.049% due 01/20/04                                   100             100
HBOS Treasury Services PLC Commercial Paper
   (E)(c)
    1.210% due 08/18/03                                   400             399
    1.195% due 08/20/03                                 1,000             999
Rabobank Nederland(c)
    1.310% due 07/01/03                                 2,000           2,000
Royal Bank of Scotland Commercial Paper (c)(y)
    1.230% due 08/06/03                                 1,600           1,598
Shell Finance
    1.190% due 08/14/03                                 3,000           2,996

                                                              Core Bond Fund  39

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Svenska Handlsbn (c)(y)
    1.250% due 07/07/03                                   200             200
UBS Finance, Inc. Yrs 3&4 Commercial Paper
   (c)(y)
    1.210% due 07/07/03                                 3,000           2,999
United States Treasury Bill (y)
    1.100% due 08/07/03 (c)                               100             100
    1.020% due 08/14/03 (c)                                20              20
    1.025% due 08/14/03 (c)                                30              30
    1.065% due 08/14/03 (c)                                25              25
    1.070% due 08/14/03 (c)                                55              55
    1.100% due 10/02/03                                   125             124
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $60,720)                                                         60,801
                                                                 ------------

WARRANTS - 0.1%
California State Warrants                                 200             202
                                                                 ------------

TOTAL WARRANTS
(cost $8)                                                                 202
                                                                 ------------

TOTAL INVESTMENTS - 117.7%
(identified cost $171,782)                                            176,923

OTHER ASSETS AND LIABILITIES
NET - (17.7%)                                                         (26,643)
                                                                 ------------

NET ASSETS - 100.0%                                                   150,280
                                                                 ============

                                                                  UNREALIZED
                                                   NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------

Long Positions
Euribor Futures
   expiration date 09/03 (1)                              245              --
   expiration date 03/04 (2)                              490               1

Eurodollar Futures
   expiration date 03/04 (4)                            1,135               6
   expiration date 09/04 (2)                              565               4
   expiration date 12/04 (6)                            1,689              11

Germany, Federal Republic
   5 Year Bonds
   expiration date 09/03 (4)                              453              (4)

LIBOR
   expiration date 12/03 (2)                              399              (1)
   expiration date 03/04 (9)                            1,794              (1)

United States Treasury Bonds
   expiration date 09/03 (38)                           4,459            (123)

United States Treasury 2 Year Notes
   expiration date 09/03 (19)                           4,110               6

United States Treasury 10 Year Notes
   expiration date 09/03 (23)                           2,701              (4)

Short Positions
Euribor Futures
   expiration date 06/03 (4)                               --               2
   expiration date 09/03 (2)                               --               1

United States Treasury Bonds
   expiration date 09/03 (9)                            1,056              17

United States Treasury 5 Year Notes
   expiration date 09/03 (67)                           7,713              37

United States Treasury 10 Year Notes
   expiration date 09/03 (12)                           1,409              16
                                                                 ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (32)
                                                                 ============


See accompanying notes which are an integral part of the financial statements.

 40  Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Eurodollar Futures
   Mar 2004 98.5 Call (2)                                 493              (2)
   Dec 2003 98.00 Put (12)                              2,940              --
   Mar 2004 97.25 Put (1)                                 243              --
   Mar 2004 97.75 Put (3)                                 733              --

Three Month LIBOR Swap
   Jul 2003 4.00 Call (2)                               7,200             (25)
   Aug 2003 4.00 Call (1)                               3,600             (14)
   Dec 2003 3.50 Call (5)                               8,050             (62)
   Mar 2004 3.25 Call (2)                               5,850             (35)
   Mar 2004 4.00 Call (2)                               6,800             (42)
   Dec 2003 5.50 Put (2)                                1,650              --

United States Treasury Bonds
   Aug 2003 126.00 Call (17)                            2,142              (1)
   Aug 2003 128.00 Call (9)                             1,152              --
   Aug 2003 114.00 Put (27)                             3,078             (20)

United States Treasury Notes
   10 Year Futures
   Aug 2003 117.00 Call (5)                               585              (7)
   Aug 2003 120.00 Call (3)                               360              (1)
   Aug 2003 122.00 Call (4)                               488              --
   Aug 2003 123.00 Call (4)                               492              --
   Aug 2003 110.00 Put (1)                                110              --
   Aug 2003 114.00 Put (3)                                342              (1)
   Aug 2003 116.00 Put (14)                             1,624             (10)
   Aug 2003 123.00 Put (3)                                369              (1)
                                                                 ------------
Total Liability for Options Written
   (premiums received $167)                                              (221)
                                                                 ============


FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             148      USD           170    07/30/03                 --
GBP              48      USD            81    07/31/03                  2
                                                           --------------

                                                                        2
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  41

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns             820   BBA plus 0.750%              06/30/03                    22

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns             870   BBA plus 0.575%              08/31/03                    24

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           1,500   BBA plus 0.100%              09/30/03                    42

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns             600   BBA plus 1.850%              10/31/03                    16

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR-
Eligible Total Return Index      Bear Stearns             430   BBA minus 0.450%             06/30/03                    (3)

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR-
Eligible Total Return Index      Lehman Brothers          910   BBA minus 0.330%             07/31/03                    (5)

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR-
Eligible Total Return Index      Lehman Brothers          750   BBA minus 0.300%             10/31/03                    (4)

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          260   BBA plus 0.650%              06/30/03                     7

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          380   BBA plus 0.750%              08/31/03                    10

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          670   BBA plus 0.050%              11/30/03                    18

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          560   BBA plus 0.750%              12/31/03                    16
                                                                                                           ----------------
                                                                                                                        143
                                                                                                           ================

INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------
         NOTIONAL                                                                                          MARKET
          AMOUNT                                                                     TERMINATION           VALUE
            $                       FUND RECEIVES                FUND PAYS               DATE                $
--------------------------   ----------------------------   --------------------   ----------------   ----------------
GBP                    900   4.000%                         Six Month LIBOR            03/17/05                      5
EUR                    100   3.250%                         Six Month LIBOR            03/15/07                     --
                                                                                                      ----------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - $1                                                                                                   5
                                                                                                      ================

See accompanying notes which are an integral part of the financial statements.

 42  Core Bond Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.0%
Apartment - 18.5%
Apartment Investment & Management Co. Class A
   (o)                                                     72           2,484
Archstone-Smith Trust (o)                                 297           7,124
AvalonBay Communities, Inc. (o)                            94           4,008
Boardwalk Equities, Inc.                                   33             379
BRE Properties Class A (o)                                 81           2,702
Camden Property Trust (o)                                  39           1,363
Colonial Properties Trust (o)                              16             545
Equity Residential (o)                                    293           7,593
Essex Property Trust, Inc. (o)                             50           2,874
Pennsylvania Real Estate Investment Trust (o)              17             494
Post Properties, Inc. (o)                                  14             358
Summit Properties, Inc. (o)                                41             855
Sun Communities, Inc. (o)                                  21             806
United Dominion Realty Trust, Inc. (o)                    207           3,559
                                                                 ------------
                                                                       35,144
                                                                 ------------
Health Care - 2.4%
Health Care Property Investors, Inc. (o)                   24           1,012
Health Care REIT, Inc. (o)                                 25             756
Healthcare Realty Trust, Inc. (o)                          56           1,621
Senior Housing Properties Trust (o)                        31             414
Ventas, Inc. (AE)                                          51             776
                                                                 ------------
                                                                        4,579
                                                                 ------------

Hotels/Leisure - 4.4%
Fairmont Hotels & Resorts, Inc.                            11             246
Hilton Hotels Corp.                                       148           1,898
Hospitality Properties Trust (o)                           16             500
Host Marriott Corp. (AE) (o)                              307           2,810
Starwood Hotels & Resorts Worldwide, Inc.                 101           2,886
                                                                 ------------
                                                                        8,340
                                                                 ------------

Leasing - 0.5%
Crown American Realty Trust                                13             134
iStar Financial, Inc. (o)                                  22             785
                                                                 ------------
                                                                          919
                                                                 ------------
Office/Industrial - 35.1%
Alexandria Real Estate Equities, Inc. (o)                   8             338
AMB Property Corp. (o)                                     85           2,389
American Financial Realty Trust                            16             242
Arden Realty, Inc. (o)                                     63           1,624
Boston Properties, Inc. (o)                               181           7,910
Brookfield Properties Co.                                 120           2,552

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CarrAmerica Realty Corp. (o)                              121           3,368
Catellus Development Corp. (AE)                           220           4,842
Centerpoint Properties Trust (o)                           41           2,517
Corporate Office Properties Trust (o)                      22             372
Cousins Properties, Inc. (o)                               26             737
Crescent Real Estate Equities Co. (o)                      23             374
Duke Realty Corp. (o)                                      24             664
Equity Office Properties Trust (o)                        155           4,184
Highwoods Properties, Inc. (o)                             67           1,496
Home Properties of NY, Inc. (o)                            53           1,882
Kilroy Realty Corp. (o)                                    64           1,757
Lexington Corporate Properties Trust (o)                   17             301
Liberty Property Trust (o)                                127           4,391
Mack-Cali Realty Corp. (o)                                128           4,668
Plum Creek Timber Co., Inc.                                35             895
Prentiss Properties Trust (o)                              72           2,159
Prologis (o)                                              407          11,108
PS Business Parks, Inc. (o)                                26             900
Reckson Associates Realty Corp. (o)                        72           1,502
SL Green Realty Corp. (o)                                 101           3,506
                                                                 ------------
                                                                       66,678
                                                                 ------------

Outlet Centers - 3.5%
Chelsea Property Group, Inc. (o)                          166           6,679
                                                                 ------------
                                                                        6,679
                                                                 ------------

Regional Malls - 17.5%
CBL & Associates Properties, Inc. (o)                      29           1,264
General Growth Properties, Inc. (o)                       165          10,309
Macerich Co. (The) (o)                                     75           2,617
Mills Corp. (The) (o)                                      15             503
Rouse Co. (The) (o)                                       132           5,022
Simon Property Group, Inc. (o)                            304          11,866
Taubman Centers, Inc. (o)                                  86           1,652
                                                                 ------------
                                                                       33,233
                                                                 ------------

Self Storage - 1.6%
Public Storage, Inc. (o)                                   79           2,689
Shurgard Storage Centers, Inc. Class A (o)                 15             490
                                                                 ------------
                                                                        3,179
                                                                 ------------

Shopping Center - 12.5%
Developers Diversified Realty Corp. (o)                   180           5,116
Federal Realty Investement Trust (o)                       75           2,400
Heritage Property Investment Trust (o)                     21             569
Kimco Realty Corp. (o)                                     77           2,930
Pan Pacific Retail Properties, Inc. (o)                   111           4,352
Regency Centers Corp. (o)                                 108           3,764

                                                 Real Estate Securities Fund  43

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Urstadt Biddle Properties, Inc. Class A (o)                24             311
Vornado Realty Trust (o)                                   99           4,329
                                                                 ------------
                                                                       23,771
                                                                 ------------

TOTAL COMMON STOCKS
(cost $156,964)                                                       182,522
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.5%
Frank Russell Investment Company
   Money Market Fund                                    6,700           6,700
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,700)                                                           6,700
                                                                 ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $163,664)                                            189,222

OTHER ASSETS AND LIABILITIES
NET - 0.5%                                                                879
                                                                 ------------

NET ASSETS - 100.0%                                                   190,101
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 44  Real Estate Securities Fund

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2003 (UNAUDITED)

Amounts in thousands (except per share amounts)

                                                                             MULTI-STYLE EQUITY
                                                                                    FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $                 223,328
---------------------------------------------------------------------------------------------------
Investments, at market***                                                                   241,411
Cash                                                                                             --
Foreign currency holdings*                                                                       --
Unrealized appreciation on foreign currency exchange contracts                                   --
Receivables:
      Dividends and interest                                                                    263
      Investments sold                                                                        2,832
      Fund shares sold                                                                           58
      Foreign taxes recoverable                                                                  --
      Daily variation margin on futures contracts                                                --
Prepaid expenses                                                                                  2
Investment of securities lending collateral in money market funds, at
   cost and market value                                                                         --
Unrealized appreciation on index swap contracts                                                  --
Interest rate swap contracts, at market value****                                                --
                                                                          -------------------------
Total assets                                                                                244,566
                                                                          -------------------------

LIABILITIES
Payables:
      Investments purchased                                                                   2,324
      Fund shares redeemed                                                                       15
      Accrued fees to affiliates                                                                150
      Other accrued expenses                                                                     69
      Daily variation margin on futures contracts                                                15
Unrealized depreciation on foreign currency exchange contracts                                   --
Options written, at market value**                                                               --
Payable upon return of securities loaned                                                         --
Unrealized depreciation on index swap contracts                                                  --
                                                                          -------------------------
Total liabilities                                                                             2,573
                                                                          -------------------------

NET ASSETS                                                                $                 241,993
                                                                          =========================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $                     422
Accumulated net realized gain (loss)                                                       (116,833)
Unrealized appreciation (depreciation) on:
      Investments                                                                            18,083
      Futures contracts                                                                        (444)
      Options written                                                                            --
      Index swap contracts                                                                       --
      Interest rate swap contracts                                                               --
      Foreign currency-related transactions                                                      --
Shares of beneficial interest                                                                   239
Additional paid-in capital                                                                  340,526
                                                                          -------------------------
NET ASSETS                                                                $                 241,993
                                                                          =========================
NET ASSET VALUE, PRICE PER SHARE:
   Net asset value per share*****                                         $                   10.13
      Net assets                                                          $             241,993,406
      Shares outstanding ($.01 par value)                                                23,884,177
---------------------------------------------------------------------------------------------------
    *Foreign currency holdings -- cost                                    $                      --
   **Premiums received on options written                                 $                      --
  ***Securities on loan included in investments                           $                      --
 ****Interest rate swap contracts -- premiums paid (received)             $                      --
*****Net asset value per share equals net assets divided by shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 46  Russell Investment Funds

    AGGRESSIVE EQUITY       NON-U.S.         CORE BOND       REAL ESTATE SECURITIES
          FUND                FUND              FUND                  FUND
-----------------------------------------------------------------------------------
     $      107,571      $      156,247    $      171,782        $      163,664
-----------------------------------------------------------------------------------
            119,724             152,665           176,923               189,222
                 --                  --             2,005                    --
                 --               1,764               269                    --
                 --                  42                 2                    --
                 80                 284             1,170                   950
              4,015                 701            11,954                   221
                 32                  84                36                   150
                 --                 176                --                    --
                 23                  --                13                    --
                  1                   1                 1                     1
                218                  --                --                    --
                 --                  --               155                    --
                 --                  --                 5                    --
     --------------      --------------    --------------        --------------
            124,093             155,717           192,533               190,544
     --------------      --------------    --------------        --------------

              4,303                 554            41,782                   294
                277                   5               150                     1
                 77                  89                65                   135
                 54                  87                23                    13
                 --                  67                --                    --
                 --                 264                --                    --
                 --                 262               221                    --
                218                  --                --                    --
                 --                  --                12                    --
     --------------      --------------    --------------        --------------
              4,929               1,328            42,253                   443
     --------------      --------------    --------------        --------------
     $      119,164      $      154,389    $      150,280        $      190,101
     ==============      ==============    ==============        ==============
     $            5      $        1,270    $          942        $        2,018
            (21,706)            (62,344)            4,258                (5,292)
             12,153              (3,582)            5,141                25,558
                (96)               (316)              (32)                   --
                 --                  (4)              (54)                   --
                 --                  --               143                    --
                 --                  --                 4                    --
                 --                (206)                1                    --
                109                 196               138                   162
            128,699             219,375           139,739               167,655
     --------------      --------------    --------------        --------------
     $      119,164      $      154,389    $      150,280        $      190,101
     ==============      ==============    ==============        ==============
     $        10.90      $         7.88    $        10.90        $        11.75
     $  119,164,168      $  154,388,896    $  150,280,251        $  190,101,170
         10,928,160          19,600,963        13,781,646            16,175,657
-----------------------------------------------------------------------------------
     $           --      $        1,771    $          272        $           --
     $           --      $          258    $          167        $           --
     $          215      $           --    $           --        $           --
     $           --      $           --    $            1        $           --

  See accompanying notes which are an integral part of the financial statements.

                                                    Russell Investment Funds  47

RUSSELL INVESTMENT FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

Amounts in thousands

                                              MULTI-STYLE EQUITY
                                                     FUND
-------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                             $                 1,668
      Dividends from money market fund                          127
      Interest                                                    6
      Securities lending income                                  --
      Less foreign taxes withheld                                --
                                            -----------------------
Total investment income                                       1,801
                                            -----------------------

EXPENSES
      Management fees                                           838
      Custodian fees                                            166
      Transfer agent fees                                         6
      Professional fees                                          12
      Trustees' fees                                             10
      Miscellaneous                                              23
                                            -----------------------
      Expenses before reductions                              1,055
      Expense reductions                                       (112)
                                            -----------------------
Net expenses                                                    943
                                            -----------------------
Net investment income (loss)                                    858
                                            -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                            (2,851)
      Futures contracts                                       1,917
      Options written                                            --
      Index swap contracts                                       --
      Interest rate swap contracts                               --
      Foreign currency-related
       transactions                                              --
                                            -----------------------
Net realized gain (loss)                                       (934)
                                            -----------------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments                                            26,793
      Futures contracts                                        (161)
      Options written                                            --
      Index swap contracts                                       --
      Interest rate swap contracts                               --
      Foreign currency-related
       transactions                                              --
                                            -----------------------
Net change in unrealized appreciation
   (depreciation)                                            26,632
                                            -----------------------
Net realized and unrealized gain (loss)                      25,698
                                            -----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $                26,556
                                            =======================

See accompanying notes which are an integral part of the financial statements.

 48  Russell Investment Funds

    AGGRESSIVE EQUITY       NON-U.S.        CORE BOND      REAL ESTATE SECURITIES
          FUND                FUND             FUND                 FUND
---------------------------------------------------------------------------------
      $         507      $        2,660    $         13       $          5,009
                 42                  55             238                     50
                  4                   9           2,397                     --
                  1                  --              --                     --
                 --                (301)             --                     --
      -------------      --------------    ------------       ----------------
                554               2,423           2,648                  5,059
      -------------      --------------    ------------       ----------------

                483                 653             432                    716
                159                 349              93                     52
                  4                   4               5                      4
                 11                  15              12                     11
                  8                   9               9                      9
                 20                  16               6                      8
      -------------      --------------    ------------       ----------------
                685               1,046             557                    800
               (136)               (239)            (42)                    --
      -------------      --------------    ------------       ----------------
                549                 807             515                    800
      -------------      --------------    ------------       ----------------
                  5               1,616           2,133                  4,259
      -------------      --------------    ------------       ----------------

              1,449              (4,263)          3,532                 (2,863)
                813                 907             514                     --
                 --                (274)             12                     --
                 --                  --             905                     --
                 --                  --            (129)                    --
                 --               1,279          (1,045)                    --
      -------------      --------------    ------------       ----------------
              2,262              (2,351)          3,789                 (2,863)
      -------------      --------------    ------------       ----------------
             15,383              14,268           1,451                 20,382
                 66                  98            (279)                    --
                 --                  14             (19)                    --
                 --                  --              65                     --
                 --                  --              66                     --
                 --                (484)            362                     --
      -------------      --------------    ------------       ----------------
             15,449              13,896           1,646                 20,382
      -------------      --------------    ------------       ----------------
             17,711              11,545           5,435                 17,519
      -------------      --------------    ------------       ----------------
      $      17,716      $       13,161    $      7,568       $         21,778
      =============      ==============    ============       ================

  See accompanying notes which are an integral part of the financial statements.

                                                    Russell Investment Funds  49

RUSSELL INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                            MULTI-STYLE EQUITY
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS                 YEAR
                                                                       ENDED                  ENDED
                                                                   JUNE 30, 2003           DECEMBER 31,
                                                                    (UNAUDITED)                2002
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $               858    $              1,387
      Net realized gain (loss)                                                 (934)                (39,568)
      Net change in unrealized appreciation (depreciation)                   26,632                 (22,826)
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                        26,556                 (61,007)
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income                                               (851)                 (1,354)
      From net realized gain                                                     --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                  (851)                 (1,354)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                           9,494                  17,425
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  35,199                 (44,936)

NET ASSETS
      Beginning of period                                                   206,794                 251,730
                                                                -------------------    --------------------

      End of period                                             $           241,993    $            206,794
                                                                ===================    ====================

      Undistributed (overdistributed) net investment income
       included in net assets                                   $               422    $                415

See accompanying notes which are an integral part of the financial statements.

 50  Russell Investment Funds

          AGGRESSIVE EQUITY                   NON-U.S.                        CORE BOND                REAL ESTATE SECURITIES
                FUND                            FUND                            FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
     SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
    JUNE 30, 2003   DECEMBER 31,    JUNE 30, 2003   DECEMBER 31,    JUNE 30, 2003   DECEMBER 31,    JUNE 30, 2003   DECEMBER 31,
     (UNAUDITED)        2002         (UNAUDITED)        2002         (UNAUDITED)        2002         (UNAUDITED)        2002
---------------------------------------------------------------------------------------------------------------------------------

    $           5   $        (185)  $       1,616   $       1,151   $       2,133   $       4,270   $       4,259   $       7,079
            2,262          (7,933)         (2,351)        (18,887)          3,789           4,095          (2,863)          1,709
           15,449         (14,522)         13,896          (5,356)          1,646           2,247          20,382          (5,630)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           17,716         (22,640)         13,161         (23,092)          7,568          10,612          21,778           3,158
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

               --              --             (46)         (2,455)         (1,018)         (3,487)         (2,175)         (7,692)
               --              --              --              --              --          (3,690)             --            (871)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
               --              --             (46)         (2,455)         (1,018)         (7,177)         (2,175)         (8,563)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

            3,654           8,741           3,434           8,893           3,450          26,874          10,322          53,599
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           21,370         (13,899)         16,549         (16,654)         10,000          30,309          29,925          48,194

           97,794         111,693         137,840         154,494         140,280         109,971         160,176         111,982
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $     119,164   $      97,794   $     154,389   $     137,840   $     150,280   $     140,280   $     190,101   $     160,176
    =============   =============   =============   =============   =============   =============   =============   =============

    $           5   $          --   $       1,270   $        (300)  $         942   $        (173)  $       2,018   $         (66)

  See accompanying notes which are an integral part of the financial statements.

                                                    Russell Investment Funds  51

RUSSELL INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                $              $             $                              $
                                            NET ASSET         NET       NET REALIZED        $         DISTRIBUTIONS
                                              VALUE,      INVESTMENT        AND        TOTAL INCOME     FROM NET
                                           BEGINNING OF     INCOME       UNREALIZED    (LOSS) FROM     INVESTMENT
                                              PERIOD       (LOSS)(A)    GAIN (LOSS)     OPERATIONS       INCOME
-------------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2003 (1) (unaudited)                  9.04            .04          1.09           1.13            (.04)
December 31, 2002                             11.84            .06         (2.80)         (2.74)           (.06)
December 31, 2001                             14.13            .07         (2.06)         (1.99)           (.06)
December 31, 2000                             16.79            .08         (2.10)         (2.02)           (.08)
December 31, 1999                             16.02            .12          2.41           2.53            (.12)
December 31, 1998                             12.78            .10          3.49           3.59            (.08)
-------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2003 (1) (unaudited)                  9.26             --(d)       1.64           1.64              --
December 31, 2002                             11.44           (.02)        (2.16)         (2.18)             --
December 31, 2001                             11.73             --(d)       (.28)          (.28)             --(d)
December 31, 2000                             13.36            .04          (.16)          (.12)           (.05)
December 31, 1999                             12.70            .05           .71            .76            (.04)
December 31, 1998                             13.45            .02           .13            .15            (.02)
-------------------------------------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2003 (1) (unaudited)                  7.20            .08           .60            .68              --(d)
December 31, 2002                              8.64            .06         (1.37)         (1.31)           (.13)
December 31, 2001                             11.15            .06         (2.52)         (2.46)           (.04)
December 31, 2000                             14.19            .10         (2.11)         (2.01)             --
December 31, 1999                             11.09            .10          3.53           3.63            (.23)
December 31, 1998                             10.03            .08          1.21           1.29            (.18)
-------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2003 (1) (unaudited)                 10.43            .16           .38            .54            (.07)
December 31, 2002                             10.13            .36           .52            .88            (.30)
December 31, 2001                             10.07            .54           .18            .72            (.60)
December 31, 2000                              9.64            .61           .33            .94            (.51)
December 31, 1999                             10.68            .59          (.65)          (.06)           (.61)
December 31, 1998                             10.45            .56           .19            .75            (.47)
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2003 (1) (unaudited)                 10.51            .27          1.11           1.38            (.14)
December 31, 2002                             10.75            .54          (.13)           .41            (.57)
December 31, 2001                             10.67            .57           .24            .81            (.55)
December 31, 2000                              8.81            .54          1.81           2.35            (.49)
December 31, 1999 (2)                         10.00            .35         (1.08)          (.73)           (.34)
-------------------------------------------------------------------------------------------------------------------


                                                $
                                          DISTRIBUTIONS        $              $
                                            FROM NET       RETURN OF        TOTAL
                                          REALIZED GAIN     CAPITAL     DISTRIBUTIONS
-------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2003 (1) (unaudited)                    --             --           (.04)
December 31, 2002                                --             --           (.06)
December 31, 2001                              (.24)            --           (.30)
December 31, 2000                              (.56)            --           (.64)
December 31, 1999                             (1.64)            --          (1.76)
December 31, 1998                              (.27)            --           (.35)
-------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2003 (1) (unaudited)                    --             --             --
December 31, 2002                                --             --             --
December 31, 2001                                --           (.01)          (.01)
December 31, 2000                             (1.46)            --          (1.51)
December 31, 1999                              (.06)            --           (.10)
December 31, 1998                              (.88)            --           (.90)
-------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2003 (1) (unaudited)                    --             --             --
December 31, 2002                                --             --           (.13)
December 31, 2001                                --           (.01)          (.05)
December 31, 2000                             (1.00)          (.03)         (1.03)
December 31, 1999                              (.30)            --           (.53)
December 31, 1998                              (.05)            --           (.23)
-------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2003 (1) (unaudited)                    --             --           (.07)
December 31, 2002                              (.28)            --           (.58)
December 31, 2001                              (.06)            --           (.66)
December 31, 2000                                --             --           (.51)
December 31, 1999                              (.16)          (.21)          (.98)
December 31, 1998                              (.05)            --           (.52)
-------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2003 (1) (unaudited)                    --             --           (.14)
December 31, 2002                              (.08)            --           (.65)
December 31, 2001                              (.18)            --           (.73)
December 31, 2000                                --             --           (.49)
December 31, 1999 (2)                            --           (.12)          (.46)
-------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 52  Russell Investment Funds

           $                                      $
    NET ASSET VALUE,          %           NET ASSETS, END OF
     END OF PERIOD     TOTAL RETURN(B)       PERIOD (000)
------------------------------------------------------------
         10.13               12.52              241,993
          9.04              (23.19)             206,794
         11.84              (14.21)             251,730
         14.13              (12.26)             262,664
         16.79               17.17              285,877
         16.02               28.71               73,998
------------------------------------------------------------
         10.90               17.82              119,164
          9.26              (19.06)              97,794
         11.44               (2.36)             111,693
         11.73                (.66)             106,665
         13.36                6.08               99,150
         12.70                1.02               24,607
------------------------------------------------------------
          7.88                9.48              154,389
          7.20              (15.15)             137,840
          8.64              (22.03)             154,494
         11.15              (14.43)             185,644
         14.19               33.36              195,519
         11.09               12.96               21,420
------------------------------------------------------------
         10.90                5.35              150,280
         10.43                8.84              140,280
         10.13                7.41              109,971
         10.07               10.00               88,514
          9.64                (.61)              83,620
         10.68                7.38               32,305
------------------------------------------------------------
         11.75               13.25              190,101
         10.51                3.80              160,176
         10.75                7.84              111,982
         10.67               27.24               88,713
          8.81               (7.26)              55,318
------------------------------------------------------------

                                                         %
             %                     %               RATIO OF NET
     RATIO OF EXPENSES     RATIO OF EXPENSES     INVESTMENT INCOME          %
         TO AVERAGE            TO AVERAGE           TO AVERAGE          PORTFOLIO
     NET ASSETS, NET(C)   NET ASSETS, GROSS(C)     NET ASSETS(C)      TURNOVER RATE
-----------------------------------------------------------------------------------
             .88                   .98                   .80               47.96
             .92                   .99                   .61              145.90
             .92                   .99                   .57              131.67
             .92                   .93                   .51              161.09
             .92                   .96                   .74               67.67
             .92                  1.21                   .70               78.89
-----------------------------------------------------------------------------------
            1.08                  1.35                   .01               66.48
            1.25                  1.36                  (.17)             139.24
            1.25                  1.38                   .01              180.38
            1.25                  1.28                   .27              203.48
            1.25                  1.34                   .37              111.46
            1.25                  1.67                   .19               79.88
-----------------------------------------------------------------------------------
            1.17                  1.52                  2.35               23.93
            1.30                  1.48                   .77               60.98
            1.30                  1.43                   .64               79.79
            1.30                  1.37                   .78               86.06
            1.30                  1.50                   .80               83.45
            1.30                  2.37                   .77               50.36
-----------------------------------------------------------------------------------
             .72                   .77                  2.96              132.37
             .80                   .80                  3.52              207.60
             .80                   .88                  5.25              205.62
             .80                   .84                  6.20              171.48
             .80                   .86                  5.77              139.06
             .80                  1.28                  5.34               75.95
-----------------------------------------------------------------------------------
             .95                   .95                  5.06               30.99
             .99                   .99                  5.01               55.43
            1.06                  1.06                  5.35               55.13
            1.08                  1.08                  5.58               45.79
            1.15                  1.15                  5.84               23.98
-----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                    Russell Investment Funds  53

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

(1)   For the six months ended June 30, 2003.
(2) For the period April 30, 1999 (commencement of operations) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

 54  Russell Investment Funds

RUSSELL INVESTMENT FUNDS

NOTES TO STATEMENT OF NET ASSETS -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:
(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(fc)  Forward commitment.
(p)   Perpetual floating rate security.
(u)   Bond is insured by a guarantor.
(Y) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PHP - Philippine peso
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PLN - Polish zloty
   BRL - Brazilian real                    HUF - Hungarian forint                  RUB - Russian ruble
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 SEK - Swedish krona
   CHF - Swiss franc                       ILS - Israeli shekel                    SGD - Singapore dollar
   CLP - Chilean peso                      INR - Indian rupee                      SKK - Slovakian koruna
   CNY - Chinese renminbi yuan             ITL - Italian lira                      THB - Thai baht
   COP - Colombian peso                    JPY - Japanese yen                      TRL - Turkish lira
   CRC - Costa Rica colon                  KES - Kenyan schilling                  USD - United States dollar
   CZK - Czech koruna                      KRW - South Korean won                  VEB - Venezuelan bolivar
   DKK - Danish krone                      MXN - Mexican peso                      VND - Vietnam dong
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol

                                            Notes to Statement of Net Assets  55

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported Pricing Service price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the official closing price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the sales prices. In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

 56  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swaps, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at yearend, as a result of changes in the exchange rates.

   The Non-U.S. Fund does not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-U.S. Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

                                               Notes to Financial Statements  57

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2003 are presented on the Statement of Net Assets for the Non-U.S. Fund.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures contracts

   The Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

 58  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment in international markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Swap agreements

   The Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   For the period ended June 30, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                                 PURCHASES                SALES
   -----------------------------------------------------------------------------------
   Multi-Style Equity                       $       102,252,829    $        95,849,250
   Aggressive Equity                                 66,656,812             63,649,498
   Non-U.S.                                          31,417,142             29,779,258
   Core Bond                                         67,812,736             70,858,673
   Real Estate Securities                            62,846,256             50,043,310

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                                 PURCHASES                SALES
   -----------------------------------------------------------------------------------
   Core Bond                                $        83,264,081    $        74,209,198

   Written options contracts

   Fund transactions in written options for the period ended June 30, 2003 were as follows:

                                                       NON-U.S. FUND                                 CORE BOND FUND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2002                          30    $               583                     48    $                80
   Opened                                                245                  4,709                    162                    137
   Closed                                               (234)                (5,034)                    (5)                   (21)
   Expired                                                --                     --                    (83)                   (29)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding June 30, 2003                              41    $               258                    122    $               167
                                         ===================    ===================    ===================    ===================

                                               Notes to Financial Statements  59

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Securities lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of June 30, 2003, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                               VALUE OF              VALUE OF
                                          SECURITIES ON LOAN        COLLATERAL
   --------------------------------------------------------------------------------
   Aggressive Equity                      $           215,015   $           218,267

   As of June 30, 2003, the cash collateral received for the securities on loan are invested as follows:

                                             DEUTSCHE BANK
                                             IDA FUND (1)
   ----------------------------------------------------------
   Aggressive Equity                      $           218,673

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

4. RELATED PARTIES

   Manager

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund. As of June 30, 2003, $75,539,000 of the Money Market Fund's net assets represents investments by the Funds.

   For the period ended June 30, 2003, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $3,121,654 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                                    ANNUAL RATE
-------------------------------------------------
Multi-Style Equity                      0.78%
Aggressive Equity                       0.95
Non-U.S                                 0.95

                                    ANNUAL RATE
-------------------------------------------------
Core Bond                               0.60%
Real Estate Securities                  0.85

   FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the period ended June 30, 2003.

 60  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   The expense caps and waivers were as follows:

                                                                             MANAGER FEES
                                           EXPENSE CAP      EXPENSE CAP     WAIVED FOR THE
                                             THROUGH         BEGINNING       PERIOD ENDED
                                          APRIL 29, 2003   APRIL 30, 2003   JUNE 30, 2003
   ---------------------------------------------------------------------------------------
   Multi-Style Equity                          0.92%            0.87%         $  111,899
   Aggressive Equity                           1.25             1.05             136,242
   Non-U.S.                                    1.30             1.15             239,037
   Core Bond                                   0.80             0.70              42,095
   Real Estate Securities                      1.15             1.10                  --

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2003, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                            CUSTODY CREDIT
                                                AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                            $ 65
   Aggressive Equity                               60
   Non-U.S.                                       260
   Real Estate Securities                          89

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended June 30, 2003 were $41,571.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the period ended June 30, 2003 were $23,064.

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended June 30, 2003 were as follows:

                                                AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                           $15,851
   Aggressive Equity                             11,547
   Non-U.S.                                       3,621

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee

                                               Notes to Financial Statements  61

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   From November 1, 2002 to December 31, 2002, the Multi-Style Equity, Aggressive Equity, Non-U.S., and Real Estate Securities Funds incurred net realized capital losses of $6,168,501, $1,662,018, $2,107,464, and $638,641, respectively. From November 1, 2002, to December 31, 2002, the Core Bond Fund incurred net currency losses of $97,782. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the period ended December 31, 2003.

   At December 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryfowards and expiration dates are as follows:

                                              12/31/09           12/31/10            TOTALS
   ---------------------------------------------------------------------------------------------
   Multi-Style Equity                     $     45,480,975   $     42,503,096   $     87,984,071
   Aggressive Equity                            11,446,597          8,621,006         20,067,603
   Non-U.S                                      26,643,305         25,583,592         52,226,897

   As of June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                                   REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY       NON-U.S.          CORE BOND          SECURITIES
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    245,358,093    $    109,970,428    $    162,016,912   $    171,151,269   $    165,453,705
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation                7,577,572          13,712,474          11,274,409          6,293,007         24,387,432
   Unrealized Depreciation              (11,524,824)         (3,959,042)        (20,626,676)          (521,280)          (619,299)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)               $     (3,947,252)   $      9,753,432    $     (9,352,267)  $      5,771,727   $     23,768,133
                                   ================    ================    ================   ================   ================

 62  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS

   Share transactions for the period ended June 30, 2003 and year ended December 31, 2002, were as follows:

                                                                 SHARES                               DOLLARS (000)
                                                        2003                2002                2003                2002
      Multi-Style Equity
      Proceeds from shares sold                           1,653,829           3,249,226   $          15,523   $          33,496
      Proceeds from reinvestment of
         distributions                                       96,288             132,702                 851               1,354
      Payments for shares redeemed                         (750,202)         (1,756,694)             (6,880)            (17,425)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                         999,915           1,625,234   $           9,494   $          17,425
                                                  =================   =================   =================   =================
      Aggressive Equity
      Proceeds from shares sold                           1,357,458           1,859,186   $          13,176   $          19,608
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (985,222)         (1,070,851)             (9,522)            (10,867)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                         372,236             788,335   $           3,654   $           8,741
                                                  =================   =================   =================   =================
      Non-U.S.
      Proceeds from shares sold                           1,108,661          10,286,424   $           8,000   $          80,040
      Proceeds from reinvestment of
         distributions                                        6,790             341,481                  46               2,455
      Payments for shares redeemed                         (646,070)         (9,377,382)             (4,612)            (73,602)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                         469,381           1,250,523   $           3,434   $           8,893
                                                  =================   =================   =================   =================
      Core Bond
      Proceeds from shares sold                           1,090,030           3,385,111   $          11,589   $          34,958
      Proceeds from reinvestment of
         distributions                                       96,472             699,012               1,018               7,176
      Payments for shares redeemed                         (859,311)         (1,481,599)             (9,157)            (15,260)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                         327,191           2,602,524   $           3,450   $          26,874
                                                  =================   =================   =================   =================
      Real Estate Securities
      Proceeds from shares sold                           1,283,281           5,031,761   $          14,053   $          55,527
      Proceeds from reinvestment of
         distributions                                      200,829             795,477               2,175               8,563
      Payments for shares redeemed                         (552,677)           (998,282)             (5,906)            (10,491)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                         931,433           4,828,956   $          10,322   $          53,599
                                                  =================   =================   =================   =================

7. BENEFICIAL INTEREST

   As of June 30, 2003, the following table includes each shareholder with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company was the largest client in each Fund.

                                                   %                     %                     %                     %
   ----------------------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                            31.9                  28.7                  16.6                  12.2
   Aggressive Equity                             32.6                  28.7                  19.3                    --
   Non-U.S.                                      30.9                  27.6                  25.5                    --
   Core Bond                                     42.7                  25.8                  21.3                    --
   Real Estate Securities                        43.4                  27.6                  19.7                    --

                                               Notes to Financial Statements  63

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 64  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  65

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

 66  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson               Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  67

RUSSELL INVESTMENT FUNDS

909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Multi-Style Equity Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Barclays Global Investors, San Francisco, CA
 Brandywine Asset Management, LLC, Wilmington, DE
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

Aggressive Equity Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Geewax, Terker & Company, Chadds Ford, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Suffolk Capital Management, LLC, New York, NY
 Systematic Financial Management, L.P., Teaneck, NJ
 TimesSquare Capital Management, Inc., New York, NY

Non-U.S. Fund
 AQR Capital Management, LLC, New York, NY
 Fidelity Management & Research Company, Boston, MA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Core Bond Fund
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 68  Manager, Money Managers and Service Providers

(RUSSELL LOGO)

Russell Investment Funds
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                                36-08-072 (06/03)

ITEM 2. CODE OF ETHICS:

Not applicable


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT:

Not applicable


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES:

Not applicable


ITEMS 5-6. [RESERVED]


ITEMS 7.

Not applicable


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

                                  EXHIBIT LIST

      (a) Not applicable

      (b)(1) certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2 under the Act

      (b)(2) Section 906 Certifications

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By: /s/ Leonard P. Brennan
    ---------------------------------------------
      Leonard P. Brennan
      President

Date: August 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Leonard P. Brennan
    ---------------------------------------------
      Leonard P. Brennan
      President

Date: August 15, 2003


By: /s/ Mark E. Swanson
    ---------------------------------------------
      Mark E. Swanson
      Treasurer

Date: August 14, 2003